OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.6%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,685,726
HIGHER EDUCATION 13.3%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2014O
11/01/25	4.000%	2,000,000	2,351,140
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,726,634
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,384,534
07/01/22	5.000%	2,500,000	2,815,175
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,182,300
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,228,580
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,353,804
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	579,245
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,211,696
Total			21,833,108
HOSPITAL 15.5%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,705,508
Hartford Healthcare
Series 2014E
07/01/34	5.000%	2,360,000	2,723,818
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,766,446
Hospital for Special Care
Series 2007C (RAD)
07/01/17	5.250%	500,000	542,140
07/01/20	5.250%	1,235,000	1,323,871
07/01/27	5.250%	750,000	790,425
Lawrence & Memorial Hospital
Series 2011S
07/01/31	5.000%	2,000,000	2,253,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$539,105
Series 2011N
07/01/20	5.000%	1,365,000	1,578,117
07/01/21	5.000%	1,000,000	1,161,260
Stamford Hospital
Series 2012J
07/01/20	5.000%	1,525,000	1,778,470
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,007,051
07/01/20	5.000%	1,630,000	1,884,492
Yale-New Haven Health
Series 2014A
07/01/31	5.000%	2,500,000	2,977,650
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	362,823
Total			25,394,256
INVESTOR OWNED 3.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,547,750
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,163,450
LOCAL GENERAL OBLIGATION 19.8%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,589,490
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,660,395
08/15/21	5.500%	1,125,000	1,371,128
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,587,800
04/01/23	5.250%	1,325,000	1,571,636
04/01/24	5.250%	1,325,000	1,569,516
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,428,316
Series 2013A
04/01/26	5.000%	1,810,000	2,169,086
City of New Haven

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	$820,000	$928,478
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,410,000	5,025,283
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,257,671
Regional School District No. 15 Limited General Obligation Refunding Bonds Series 2003 (NPFGC)
02/01/16	5.000%	1,025,000	1,073,144
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014
08/01/25	5.000%	325,000	423,521
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,193,130
01/01/22	5.000%	500,000	619,050
Town of Hamden Unlimited General Obligation Bonds Build America Bonds Series 2014A
08/15/23	5.000%	320,000	380,035
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,425,954
07/15/25	4.750%	1,150,000	1,440,582
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,581,943
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014
12/15/32	5.000%	600,000	698,682
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	647,145
09/15/21	4.000%	600,000	671,046
Total			32,313,031
MULTI-FAMILY 1.4%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,094,057

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
06/01/23	5.000%	$1,085,000	$1,143,243
Total			2,237,300
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	381,559
NURSING HOME 0.8%
Connecticut State Development Authority
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/17	5.200%	670,000	713,624
08/15/21	5.400%	500,000	526,790
Total			1,240,414
POOL / BOND BANK 0.7%
State of Connecticut Refunding Revenue Bonds Revolving Fund Series 2009C
10/01/18	5.000%	1,000,000	1,153,320
PREP SCHOOL 3.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,367,073
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,218,762
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	629,610
Total			6,215,445
REFUNDED / ESCROWED 3.5%
City of Hartford Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity (AGM)
08/15/17	5.000%	695,000	771,464
Connecticut Municipal Electric Energy Cooperative
Prerefunded 01/01/17 Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,174,920
Revenue Bonds
Series 2009A Escrowed to Maturity (AGM)
01/01/17	5.000%	1,525,000	1,658,376

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	$895,000	$1,132,712
Total			5,737,472
SINGLE FAMILY 3.8%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/29	3.000%	1,625,000	1,631,207
Revenue Bonds
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,150,030
Subordinated Series 2009B-1
11/15/24	4.550%	1,295,000	1,409,517
Total			6,190,754
SPECIAL NON PROPERTY TAX 9.5%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	3,765,000	4,382,912
Series 2014A
09/01/25	5.000%	2,500,000	3,144,600
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	1,000,000	1,074,600
02/01/19	5.000%	3,450,000	4,009,038
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	624,882
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (a)
10/01/25	5.000%	2,020,000	2,295,629
Total			15,531,661
SPECIAL PROPERTY TAX 2.0%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,662,000	3,212,129
STATE APPROPRIATED 2.8%
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,233,056

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Series 2009A
02/15/23	5.000%	$2,000,000	$2,301,220
Total			4,534,276
STATE GENERAL OBLIGATION 9.5%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	1,985,274
06/15/19	5.000%	1,840,000	2,133,388
State of Connecticut
Unlimited General Obligation Bonds
Green Bond
Series 2014G
11/15/28	5.000%	2,000,000	2,462,100
Series 2008B
04/15/22	5.000%	5,415,000	6,120,033
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	723,708
Series 2006E
12/15/20	5.000%	2,000,000	2,173,660
Total			15,598,163
WATER & SEWER 5.9%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B
08/15/31	5.000%	1,000,000	1,196,040
Hartford County Metropolitan District Revenue Bonds Clean Water Project Series 2014A
11/01/27	5.000%	1,000,000	1,241,710
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,718,734
08/01/23	5.250%	500,000	635,705
27th Series 2012
08/01/29	5.000%	2,945,000	3,450,244
29th Series 2014
08/01/25	5.000%	500,000	610,345
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	837,780
Total			9,690,558
Total Municipal Bonds (Cost: $146,240,632)			$159,660,372

	Shares	Value

Money Market Funds 0.7%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)	1,100,070	$1,100,070
Total Money Market Funds (Cost: $1,100,070)		$1,100,070

Total Investments
(Cost: $147,340,702) (d)	$160,760,442(e)
Other Assets & Liabilities, Net	2,714,344
Net Assets	$163,474,786

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $4,434,782 or 2.71% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $147,341,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,419,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,419,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	159,660,372	—	159,660,372
Total Bonds	—	159,660,372	—	159,660,372
Mutual Funds
Money Market Funds	1,100,070	—	—	1,100,070
Total Mutual Funds	1,100,070	—	—	1,100,070
Total	1,100,070	159,660,372	—	160,760,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,703,900
ALASKA 1.0%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	22,762,751
ARIZONA 0.8%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	7,734,375
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,837,330
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,156,700
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,722,600
Total			18,451,005
ARKANSAS 0.8%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,671,254
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,604,281
12/01/31	5.000%	5,185,000	6,144,951
Total			16,420,486

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA 16.5%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B
07/01/18	5.000%	$10,445,000	$11,876,174
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,343,380
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,650,760
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,602,468
Revenue Bonds
Series 2014A
09/01/31	5.000%	15,250,000	18,351,850
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,186,748
Series 2012A
04/01/28	5.000%	10,000,000	11,862,100
Series 2013I
11/01/28	5.250%	9,225,000	11,357,266
11/01/29	5.000%	5,000,000	6,003,150
11/01/31	5.500%	2,930,000	3,632,643
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,647,800
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,747,700
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,460,850
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,923,657
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/24	5.000%	1,000,000	1,136,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (a)
01/15/53	5.500%	$9,000,000	$10,698,660
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,760,050
Los Angeles Unified School District Prerefunded 07/01/17 Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	6,892,187
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	3,639,250
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,882,568
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,805,645
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,523,530
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (b)
09/01/31	0.000%	28,000,000	15,671,040
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,437,332
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,811,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/25	0.000%	$22,405,000	$18,554,701
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	14,464,800
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	8,596,016
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,968,325
Windy Point/Windy Flats Project
Series 2010-1
07/01/28	5.000%	10,000,000	11,912,800
07/01/30	5.000%	15,875,000	18,806,636
State of California Department of Water Resources Power Supply Revenue Bonds Series 2008H
05/01/21	5.000%	5,000,000	5,698,550
State of California
Prefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/21	5.250%	635,000	758,984
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,805,000
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,797,650
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,175,360
10/01/22	5.250%	25,000,000	29,898,250
Series 2010
03/01/25	5.000%	1,000,000	1,178,820
Series 2011
10/01/19	5.000%	12,000,000	14,214,360
09/01/31	5.000%	10,000,000	11,667,800
Unrefunded Unlimited General Obligation Bonds
Series 2009A
07/01/21	5.250%	365,000	433,029

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (b)
08/01/20	0.000%	$7,285,000	$6,551,910
Total			362,387,859
COLORADO 2.4%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	225,000	228,321
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	5,757,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	4,000,000	4,425,480
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,033,340
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	524,705
Colorado Health Facilities Authority (a)
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,205,100
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	11,816,805
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (b)
09/01/18	0.000%	1,500,000	1,403,970
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	371,340
12/15/17	5.000%	350,000	360,913
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	4,000,000	4,292,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	$10,000,000	$11,598,400
University of Colorado Hospital Authority Revenue Bonds Series 2012A
11/15/27	5.000%	3,750,000	4,430,588
Total			51,448,642
CONNECTICUT 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,791,923
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,158,490
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,591,000	7,953,096
Total			10,903,509
DISTRICT OF COLUMBIA 1.6%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,153,130
Metropolitan Washington Airports Authority Dulles Toll Road (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	15,328,198
10/01/25	0.000%	7,500,000	5,220,375
10/01/26	0.000%	5,000,000	3,334,250
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	10,177,809
Total			35,213,762

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 6.1%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	$1,835,000	$734,055
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	20,304,900
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,189,650
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	1,400,000	1,554,322
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,135,619
10/01/18	5.500%	1,000,000	1,161,510
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,684,825
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/30	5.000%	1,000,000	1,195,490
10/01/32	5.000%	6,500,000	7,691,710
Revenue Bonds
Miami International Airport
Series 2010A
10/01/25	5.500%	6,000,000	7,177,800
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	581,550
10/01/31	5.000%	600,000	692,964
10/01/33	5.000%	1,215,000	1,393,423
County of Miami-Dade Transit System Sales Surtax Revenue Bonds Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,374,958
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,553,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (d)
06/15/34	5.875%	$415,000	$428,861
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,714,035
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	8,050,401
Lee County School Board Refunding Certificate of Participation Series 2014A
08/01/28	5.000%	2,000,000	2,410,580
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A
05/01/30	5.000%	2,500,000	2,952,900
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/20	5.375%	3,625,000	3,670,711
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	3,230,000	3,441,630
Orange County School Board Certificate of Participation Series 2012B
08/01/26	5.000%	6,500,000	7,675,265
Orlando Utilities Commission Prerefunded 10/01/15 Revenue Bonds Series 2005B
10/01/24	5.000%	3,000,000	3,097,410
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014
06/01/21	6.000%	1,100,000	1,213,575
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,302,960
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (d)(e)
10/01/22	5.750%	9,530,000	10,365,876

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1 (d)
03/01/30	5.000%	$2,500,000	$2,865,050
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(f)
11/01/10	5.500%	150,000	90,000
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,813,245
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	555,000	564,429
10/01/20	5.750%	1,000,000	1,127,440
Total			134,210,944
GEORGIA 1.5%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Subordinated Lien Series 2014
01/01/32	5.000%	2,000,000	2,365,900
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	17,876,087
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,672,500
Georgia State Road & Tollway Authority (b)(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/24	0.000%	625,000	370,400
06/01/34	0.000%	3,750,000	1,137,000
State of Georgia Unlimited General Obligation Bonds Series 2012A
07/01/31	4.000%	5,000,000	5,540,650
Total			32,962,537
HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
07/01/20	5.000%	$870,000	$923,740
07/01/23	5.750%	1,015,000	1,127,086
07/01/27	6.250%	1,400,000	1,575,294
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,165,023
Total			15,791,143
IDAHO 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/24	7.000%	2,980,000	3,271,593
Series 2014B-1
10/01/22	6.500%	2,000,000	2,023,540
Total			5,295,133
ILLINOIS 8.3%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,019,497
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	7,195,377
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	10,890,100
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	13,358,535
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,993,677
01/01/29	5.000%	2,500,000	2,872,550
01/01/30	5.000%	3,000,000	3,438,900
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,944,350
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,638,900
Series 2011

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
12/01/29	5.250%	$4,000,000	$4,687,160
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	8,299,127
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,830,000	2,967,312
Unlimited General Obligation Bonds
Series 2010A
12/01/21	5.000%	9,755,000	10,824,148
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/32	5.250%	3,845,000	4,196,433
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	14,078,640
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,119,310
10/01/18	5.375%	2,000,000	2,307,780
Illinois Finance Authority (g)
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/32	5.000%	3,000,000	3,539,430
Illinois State Toll Highway Authority
Prerefunded 07/01/16 Revenue Bonds
Senior Priority
Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,132,160
Revenue Bonds
Series 2014C
01/01/32	5.000%	9,600,000	11,344,992
Kane Cook & DuPage Counties School District No. U-46 Elgin (g)
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	1,800,000	2,087,496
01/01/33	5.000%	2,000,000	2,316,040
Kendall & Kane Counties Community Unit School District No. 115 (b)
Prerefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	592,686
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC)
01/01/17	0.000%	3,050,000	2,959,811
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
06/01/19	5.000%	$5,000,000	$5,762,200
06/01/21	5.250%	12,000,000	14,430,000
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	17,615,056
Series 2014
02/01/25	5.000%	6,000,000	6,890,760
02/01/31	5.250%	4,965,000	5,578,029
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,218,569
Total			181,299,025
INDIANA 1.6%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,645,014
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	11,450,670
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/25	5.250%	1,750,000	2,102,502
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/23	5.250%	7,035,000	8,509,466
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/15/15 Revenue Bonds
Baptist Homes of Indiana
Series 2005
11/15/25	5.250%	10,640,000	11,044,852
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,046,760
Total			35,799,264
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	742,096
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
07/01/18	5.250%	$2,695,000	$2,813,526
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	576,830
Total			4,132,452
KANSAS 1.0%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,137,700
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,325,497
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	13,508,045
Total			20,971,242
KENTUCKY 0.8%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,614,014
05/15/22	5.000%	7,825,000	9,053,681
Total			17,667,695
LOUISIANA 1.3%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	5,045,683
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	530,010
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,861,788

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (a)
12/01/40	4.000%	$16,305,000	$17,920,825
Total			28,358,306
MASSACHUSETTS 4.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,569,445
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,651,300
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	14,570,637
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	1,982,302
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	7,500,000	8,200,650
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,958,735
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,262,720
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,058,050
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	435,000	462,318
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	572,335
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,395,012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Caregroup, Inc.
Series 2008E-2
07/01/20	5.375%	$9,720,000	$10,972,908
07/01/22	5.375%	13,345,000	15,065,171
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,166,460
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,386,125
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,773,135
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	14,794,923
Total			104,842,226
MICHIGAN 1.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,278,060
07/01/27	5.250%	1,500,000	1,702,170
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,363,380
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	800,000	894,200
Series 2014H-1
10/01/26	5.000%	3,300,000	3,988,875
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,149,750
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,652,760
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,178,560
Series 2005 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
11/01/17	5.250%	$5,050,000	$5,685,088
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,193,560
11/15/28	5.000%	1,000,000	1,189,270
11/15/29	5.000%	1,205,000	1,426,648
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,306,375
Total			30,008,696
MINNESOTA 0.2%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,118,860
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	842,288
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	590,420
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,042,560
Total			3,594,128
MISSOURI 1.6%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,465,850
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/26	5.000%	1,225,000	1,420,608
02/01/29	5.000%	5,975,000	6,800,506
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,085,030
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,141,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Iatan 2 Project Series 2009A
01/01/17	4.500%	$1,000,000	$1,074,910
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	8,471,428
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	945,000	979,322
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/23	5.000%	690,000	770,137
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	7,000,000	7,395,710
Total			34,604,951
NEBRASKA 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	864,180
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B
01/01/20	5.000%	570,000	640,526
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	795,487
Total			2,300,193
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,681,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (d)
06/15/20	6.500%	$4,505,000	$4,935,543
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,432,423
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,519,725
Total			30,569,421
NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,658,630
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,537,029
Total			17,195,659
NEW JERSEY 3.6%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	1,000,740
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,423,635
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,492,080
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,663,008
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	815,000	641,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	$1,000,000	$1,113,220
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	19,684,714
Series 2009AA
12/15/20	5.250%	1,000,000	1,159,950
Revenue Bonds
Cigarette Tax
Series 2004 Escrowed to Maturity
06/15/16	5.500%	5,500,000	5,892,865
MSU Student Housing Project-Provident
Series 2010
06/01/21	5.000%	1,000,000	1,120,170
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,071,017
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	846,435
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	805,000	851,199
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	175,000	182,060
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,169,390
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,298,080
Series 2006A
12/15/20	5.250%	1,000,000	1,176,200
12/15/21	5.500%	680,000	809,404
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,723,049
12/15/22	5.250%	4,000,000	4,860,240
Series 2010D
12/15/23	5.250%	18,000,000	21,388,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	$500,000	$665,360
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/23	5.000%	1,000,000	1,106,260
Series 2009A
06/15/17	5.000%	1,000,000	1,096,090
Total			79,434,956
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,735,690
NEW YORK 12.9%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,892,240
11/15/17	5.250%	1,250,000	1,396,700
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	25,000	26,205
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,637,795
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,293,680
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	9,975,000	10,453,501
County of Nassau General Obligation Limited Bonds Series 2014A
04/01/27	5.000%	12,025,000	14,392,963
Long Island Power Authority Revenue Bonds Series 2012B
09/01/26	5.000%	5,000,000	5,880,150
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,314,280
Series 2004A (NPFGC)
11/15/16	5.250%	3,000,000	3,259,920
11/15/17	5.250%	4,000,000	4,509,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2009A
11/15/26	5.300%	$710,000	$810,479
Transportation
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,589,850
11/15/21	5.000%	3,000,000	3,348,780
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	7,095,200
07/01/20	5.000%	9,390,000	11,105,271
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,526,833
Subordinated Series 2009A-1
05/01/27	5.000%	10,430,000	12,068,866
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	4,059,965
Revenue Bonds
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,840,060
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	17,143,000
07/01/27	5.500%	10,675,000	12,469,040
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	5,417,897
St. John’s University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	4,047,099
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	11,120,000
05/15/22	5.500%	6,730,000	8,521,391
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,864,310
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,180,031
2nd Series 2007B
04/01/19	5.000%	5,000,000	5,538,100
Series 2012I
01/01/24	5.000%	8,500,000	10,249,725
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,672,200
New York State Urban Development Corp.
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Service Contract
Series 2008B
01/01/19	5.000%	$4,000,000	$4,549,560
01/01/20	5.000%	10,460,000	11,850,239
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	35,961,395
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,118,090
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	3,000,000	3,117,750
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D
11/15/22	5.000%	6,165,000	7,131,364
Total			283,453,289
NORTH CAROLINA 2.6%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,352,260
10/01/27	5.250%	3,700,000	4,134,454
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	911,560
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	1,250,000	1,422,462
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	1,886,438
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,107,254
Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	24,122,804

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	$1,575,000	$1,594,782
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	10,000,000	12,843,400
Total			56,375,414
OHIO 2.3%
American Municipal Power, Inc.
Prefunded 02/15/18 Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	3,820,000	4,346,816
02/15/22	5.250%	9,230,000	10,502,909
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	14,076,240
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,385,040
Unrefunded Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	240,000	271,733
02/15/22	5.250%	580,000	656,688
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	8,351,318
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,692,822
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,465,140
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,363,650
Total			50,112,356

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (d)(e)
12/01/17	5.375%	$1,460,000	$1,549,221
OREGON 0.1%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,070,980
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,178,960
Total			2,249,940
PENNSYLVANIA 3.3%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,462,768
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM)
07/01/18	5.375%	12,000,000	13,826,160
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (b)
12/01/18	0.000%	1,000,000	920,010
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,112,892
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,198,620
Series 2002
07/01/17	5.750%	2,000,000	2,214,320
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	2,013,332
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,568,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	$3,480,000	$3,854,135
08/15/21	5.125%	3,715,000	4,114,957
08/15/22	5.250%	1,965,000	2,186,514
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,668,590
Pennsylvania Turnpike Commission (a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	22,113,000
Total			73,254,038
RHODE ISLAND 1.7%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	999,873
07/01/27	4.750%	945,000	1,049,867
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	643,987
09/01/26	5.000%	310,000	351,931
09/01/27	5.000%	690,000	783,329
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM)
05/15/23	5.000%	4,000,000	4,054,640
Rhode Island Depositors Economic Protection Corp. Prerefunded Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,746,389
Rhode Island Economic Development Corp.
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/24	5.750%	415,000	415,253
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,308,680
Providence Place Mall
Senior Series 2000
07/01/20	6.125%	1,175,000	1,175,435
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,439,933
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
05/15/26	5.000%	$2,000,000	$2,084,440
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,523,080
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,755,203
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,110,810
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,601,504
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	471,856
05/15/30	6.250%	500,000	592,390
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,304,178
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,099,980
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,146,160
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,607,895
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	252,463
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,123,710
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	942,994
Total			37,585,980
SOUTH CAROLINA 1.2%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/31	5.000%	3,250,000	3,899,382
11/01/32	5.000%	4,900,000	5,851,188
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,716,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	$5,000,000	$5,853,500
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/28	5.000%	3,500,000	3,741,220
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	590,000	656,051
Total			25,718,191
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,455,038
09/01/20	5.000%	1,250,000	1,483,800
09/01/21	5.000%	1,000,000	1,172,220
Total			4,111,058
TEXAS 9.0%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	874,620
01/01/20	5.750%	1,250,000	1,484,350
Series 2011
01/01/31	5.750%	15,230,000	17,800,519
Central Texas Turnpike System Refunding Revenue Bonds Series 2015C (g)
08/15/32	5.000%	9,960,000	11,477,107
City Public Service Board of San Antonio Prerefunded 02/01/15 Revenue Bonds Series 2005
02/01/18	5.000%	10,000,000	10,001,400
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,252,570
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2012B
07/01/28	5.000%	7,000,000	8,198,960
City of Houston
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Convention & Entertainment Facilities
Series 2014
09/01/30	5.000%	$1,000,000	$1,183,820
City of Houston (b)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,918,420
Conroe Independent School District Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,279,576
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	874,508
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/28	5.000%	21,380,000	24,959,867
Series 2013D
11/01/30	5.250%	5,660,000	6,871,636
Dripping Springs Independent School District Prerefunded 02/15/17 Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,091,510
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,775,260
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,049,520
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/31	5.000%	390,000	456,460
11/15/32	5.000%	500,000	582,895
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A
05/15/31	6.500%	1,000,000	1,249,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	$1,000,000	$1,160,060
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	11,195,000	12,968,512
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	6,470,000	6,716,830
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,069,700
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	12,280,000	14,153,560
Refunding Revenue Bonds
System-2nd Tier
01/01/31	5.000%	1,365,000	1,587,672
Unrefunded Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	1,720,000	1,956,672
North Texas Tollway Authority (a)
Prerefunded 01/01/16 Revenue Bonds
System-1st Tier
Series 2008E-3
01/01/38	5.750%	9,350,000	9,821,053
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,726,345
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,762,944
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,600,000	1,787,968
08/15/24	5.750%	1,590,000	1,833,604

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	$1,000,000	$1,168,800
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	857,738
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,605,570
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,881,040
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,153,720
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,212,399
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,238,020
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,687,851
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	839,955
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,152,420
Total			197,724,751
UTAH 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	16,582,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (e)
10/01/24	5.000%	$9,565,000	$11,309,656
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (e)
07/01/21	4.000%	625,000	655,663
Total			11,965,319
VIRGINIA 1.2%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,725,330
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	1,008,500
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	5,000	5,743
Unrefunded Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	995,000	1,129,842
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,577,430
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	13,995,000	15,029,930
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	592,475
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Subordinated Series 2007
10/01/17	5.000%	3,760,000	4,197,401
Total			25,266,651

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 1.1%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	$1,000,000	$1,103,340
State of Washington
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008D
01/01/20	5.000%	1,000,000	1,124,660
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/26	5.000%	18,270,000	21,119,572
Total			23,347,572
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,983,955
WISCONSIN 1.7%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,162,260
05/01/23	5.125%	14,000,000	16,310,140
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/30	5.000%	1,800,000	2,127,906
08/15/31	5.000%	1,000,000	1,175,760
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/34	5.000%	2,500,000	2,861,225
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,870,849
Total			37,508,140
Total Municipal Bonds (Cost: $1,950,558,533)			$2,163,854,250

		Shares	Value

Money Market Funds 1.0%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)		21,920,038	$21,920,038
Total Money Market Funds (Cost: $21,920,038)			$21,920,038
Total Investments
(Cost: $1,972,478,571) (i)			$2,185,774,288(j)
Other Assets & Liabilities, Net			5,064,997
Net Assets			$2,190,839,285

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Zero coupon bond.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $824,055, which represents 0.04% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	7-23-2008	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11/01/10 5.500%	10-23-2003	149,141

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $21,651,951 or 0.99% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $23,880,416 or 1.09% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $90,000, which represents less than 0.01% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(i)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $1,972,479,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$214,625,000
Unrealized Depreciation	(1,330,000)
Net Unrealized Appreciation	$213,295,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,163,854,250	—	2,163,854,250
Total Bonds	—	2,163,854,250	—	2,163,854,250
Mutual Funds
Money Market Funds	21,920,038	—	—	21,920,038
Total Mutual Funds	21,920,038	—	—	21,920,038
Total	21,920,038	2,163,854,250	—	2,185,774,288

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIRPORT 3.1%
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,312,750
Series 2014C
07/01/31	5.000%	1,900,000	2,294,649
Revenue Bonds
Series 2005C (AMBAC)
07/01/22	5.000%	3,500,000	3,570,420
Total			9,177,819
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/17	5.000%	320,000	332,390
11/01/27	5.125%	1,500,000	1,516,755
Total			1,849,145
HIGHER EDUCATION 19.1%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,613,906
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,804,300
Emerson College
Series 2006A
01/01/20	5.000%	870,000	934,780
01/01/21	5.000%	2,500,000	2,686,150
01/01/23	5.000%	1,000,000	1,072,080
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	818,093
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,159,130
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,451,150
Simmons College
Series 2013J
10/01/24	5.250%	500,000	592,635
10/01/25	5.500%	450,000	542,160
Wheelock College
Series 2007C
10/01/17	5.000%	740,000	787,353
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,881,821
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2007A
10/01/32	5.000%	$2,440,000	$2,682,829
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,814,620
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,541,948
07/01/22	5.500%	1,000,000	1,292,480
Series 2004M
07/01/19	5.250%	610,000	725,876
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	2,048,217
Series 2008T-2
10/01/29	5.000%	4,045,000	4,725,126
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,625,811
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,486,736
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,617,645
Series 2008
08/15/17	5.000%	1,145,000	1,271,351
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,593,520
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,697,874
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,765,900
Total			57,233,491
HOSPITAL 13.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Partners Healthcare System
Series 2015
07/01/32	5.000%	2,795,000	3,389,552
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/28	5.000%	1,000,000	1,184,660
07/01/34	5.000%	1,500,000	1,745,880
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,360,920
Children’s Hospital
Series 2014P
10/01/31	5.000%	1,200,000	1,465,452
Milford Regional Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2014F
07/15/26	5.000%	$315,000	$346,002
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	1,050,000	1,250,361
UMASS Memorial Health Care Obligation
Series 2011H
07/01/26	5.125%	2,000,000	2,208,960
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,850,000	2,078,531
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,779,194
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,130,110
Series 2008E-2
07/01/19	5.375%	4,675,000	5,302,712
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/17	5.000%	1,425,000	1,534,583
Milford Regional Medical Center
Series 2007E
07/15/17	5.000%	1,050,000	1,127,186
07/15/22	5.000%	1,500,000	1,594,785
Milton Hospital
Series 2005D
07/01/30	5.250%	2,150,000	2,161,825
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,792,950
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,039,780
Series 2007G
07/01/18	5.000%	2,575,000	2,850,473
Total			40,343,916
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,357,967
JOINT POWER AUTHORITY 4.4%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,314,711
07/01/25	5.000%	2,000,000	2,256,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	$2,720,000	$3,288,480
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011
07/01/19	5.000%	2,760,000	3,221,775
Total			13,081,706
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	385,481
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,628,520
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2007 (AGM)
08/01/21	4.500%	2,000,000	2,145,620
Total			4,159,621
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	630,000	763,119
OTHER BOND ISSUE 3.5%
Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,400,979
04/01/23	5.000%	1,865,000	2,094,861
04/01/24	5.000%	3,260,000	3,657,459
Martha’s Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014
05/01/29	5.000%	1,000,000	1,198,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/23	5.250%	$1,000,000	$1,206,100
Total			10,558,259
OTHER REVENUE 0.4%
Martha’s Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014
05/01/31	5.000%	1,000,000	1,195,070
POOL / BOND BANK 3.0%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/20	5.250%	3,000,000	3,667,500
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,319,422
Total			8,986,922
PREP SCHOOL 1.9%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	2,955,000	3,302,951
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,718,055
Park School
Series 2012
09/01/20	5.000%	150,000	175,976
09/01/21	5.000%	330,000	392,142
Total			5,589,124
REFUNDED / ESCROWED 7.3%
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,845,000	2,327,634
Massachusetts Development Finance Agency (b)
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,161,826
Prerefunded 09/01/16 Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,323,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	$5,000,000	$5,131,950
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (c)
05/01/28	0.000%	4,000,000	2,946,440
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,660,356
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	1,075,000	1,360,520
Total			21,912,051
RETIREMENT COMMUNITIES 0.4%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	650,000	690,820
10/01/18	5.000%	515,000	543,655
Total			1,234,475
SPECIAL NON PROPERTY TAX 10.0%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	865,328
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,114,860
07/01/19	5.250%	625,000	744,325
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,155,670
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,770,583
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,426,765
Senior Series 2008B
07/01/23	5.000%	910,000	1,149,148
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/27	5.000%	4,000,000	4,822,320
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,575,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	$950,000	$1,079,342
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/22	4.000%	2,000,000	2,117,680
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,130,920
Total			29,952,891
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,840,861
07/01/27	5.000%	775,000	915,190
Total			4,756,051
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	608,839
08/01/21	6.000%	1,750,000	2,079,998
Total			2,688,837
STATE GENERAL OBLIGATION 14.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,075,855
Series 2008A
08/01/16	5.000%	1,000,000	1,070,390
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,651,300
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,041,650
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,107,600
Series 2004B
08/01/20	5.250%	3,000,000	3,671,970
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	5,085,920
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,229,155
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,638,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Series 2004C (NPFGC)
12/01/19	5.500%	$3,795,000	$4,609,179
Total			44,181,569
STUDENT LOAN 2.6%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,360,930
Series 2009I
01/01/18	5.125%	2,360,000	2,506,603
Total			7,867,533
TURNPIKE / BRIDGE / TOLL ROAD 1.7%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,518,096
01/01/32	5.000%	2,400,000	2,720,040
Total			5,238,136
WATER & SEWER 7.2%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	6,706,080
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,087,080
Series 2012B
08/01/28	5.000%	5,000,000	5,998,150
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,157,720
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/26	5.000%	365,000	455,320
Series 2014C
07/15/24	5.000%	260,000	329,139
Total			21,733,489
Total Municipal Bonds (Cost: $265,117,017)			$293,861,191

	Shares	Value

Money Market Funds 0.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)	2,327,317	$2,327,317
Total Money Market Funds (Cost: $2,327,317)		$2,327,317
Total Investments
(Cost: $267,444,334) (e)		$296,188,508(f)
Other Assets & Liabilities, Net		3,451,261
Net Assets		$299,639,769

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $8,451,581 or 2.82% of net assets.

(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(e)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $267,444,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,756,000
Unrealized Depreciation	(11,000)
Net Unrealized Appreciation	$28,745,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	293,861,191	—	293,861,191
Total Bonds	—	293,861,191	—	293,861,191
Mutual Funds
Money Market Funds	2,327,317	—	—	2,327,317
Total Mutual Funds	2,327,317	—	—	2,327,317
Total	2,327,317	293,861,191	—	296,188,508

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free New York Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.6%

DISPOSAL 2.2%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,902,885
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	943,013
04/01/20	5.000%	870,000	1,003,223
Total			5,849,121
HIGHER EDUCATION 10.9%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/31	5.000%	500,000	580,450
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/29	5.000%	225,000	272,196
06/01/30	5.000%	300,000	361,542
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/21	5.000%	200,000	243,032
07/01/22	5.000%	220,000	270,066
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	722,196
09/01/25	5.000%	300,000	357,693
Hempstead Town Local Development Corp. Refunding Revenue Bonds Adelphi University Project Series 2014
10/01/34	5.000%	300,000	352,779
New York State Dormitory Authority
Refunding Revenue Bonds
Pratt Institute
Series 2015A
07/01/34	5.000%	2,000,000	2,354,800
Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,745,000	1,932,570
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,506,181
Series 2009A
07/01/25	5.000%	1,000,000	1,164,290
Culinary Institute of America

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Series 2012
07/01/28	5.000%	$500,000	$567,845
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,672,240
Series 2010A
07/01/21	5.000%	1,000,000	1,165,100
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,790,414
07/01/20	5.750%	2,000,000	2,451,940
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,165,660
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	550,854
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,132,980
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	939,400
07/01/20	0.000%	1,000,000	853,600
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	1,500,000	1,610,355
Total			29,018,183
HOSPITAL 13.9%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	565,960
11/15/27	5.250%	1,000,000	1,102,710
Series 2008E
11/15/22	5.250%	500,000	559,090
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/28	5.000%	150,000	176,473
07/01/29	5.000%	175,000	205,256
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/24	5.000%	1,085,000	1,310,929
12/01/25	5.000%	1,115,000	1,341,178
12/01/27	5.000%	1,225,000	1,457,946

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/34	5.000%	$300,000	$344,133
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	714,203
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,131,456
07/01/20	5.000%	2,815,000	3,329,216
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/32	5.000%	1,250,000	1,452,675
07/01/33	5.000%	675,000	780,847
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/30	5.000%	1,000,000	1,191,520
07/01/31	5.000%	1,000,000	1,184,210
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,072,940
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	597,185
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,999,120
Series 2011A
07/01/31	5.000%	2,000,000	2,241,240
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,275,670
Series 2011A
07/01/23	5.125%	1,000,000	1,169,540
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,562,440
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,505,358
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,079,150
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/25	5.000%	500,000	547,375

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	$500,000	$547,475
12/01/27	5.125%	500,000	546,190
Total			36,991,485
INVESTOR OWNED 1.1%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (b)
05/15/32	4.750%	2,650,000	2,782,765
LOCAL APPROPRIATION 1.1%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,815,875
LOCAL GENERAL OBLIGATION 11.6%
City of New York
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	2,000,000	2,250,100
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,243,060
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,814,025
Unrefunded Unlimited General Obligation Bonds
Series 2007D
02/01/24	5.000%	630,000	686,782
City of Syracuse Limited General Obligation Refunding & Public Improvement Bonds Series 2014
08/15/23	5.000%	405,000	502,038
City of Utica Limited General Obligation Refunding & Public Improvement Bonds Series 2013
04/01/19	4.000%	1,575,000	1,708,938
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2012A
07/01/18	4.000%	2,000,000	2,165,340
Unrefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	1,825,000	1,866,884
08/01/22	5.000%	1,920,000	1,963,085

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
County of Allegany Limited General Obligation Refunding Bonds Public Improvement-Build America Bonds Series 2014
09/15/28	5.000%	$1,375,000	$1,698,661
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A
04/01/25	5.000%	500,000	587,035
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,277,082
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,468,184
County of Rockland Limited General Obligation Bonds Series 2014A (AGM)
03/01/24	5.000%	350,000	426,286
County of Suffolk Unlimited General Obligation Bonds Public Improvement Series 2008B
11/01/19	5.000%	2,315,000	2,640,443
New York State Dormitory Authority Refunding Revenue Bonds School Districts Bond Financing Series 2013E (AGM)
10/01/31	5.000%	500,000	599,630
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,498,651
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,035,470
Three Village Central School District Brookhaven & Smithtown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/01/18	5.000%	1,000,000	1,133,200
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B
08/15/23	5.000%	1,850,000	2,246,196
Total			30,811,090

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MULTI-FAMILY 1.9%
Housing Development Corp. Refunding Revenue Bonds 8 Spruce Street Series 2014E
02/15/48	3.500%	$1,000,000	$1,031,260
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008A-1
06/01/33	5.000%	1,700,000	1,883,753
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,073,631
07/01/18	5.000%	1,045,000	1,140,137
Total			5,128,781
MUNICIPAL POWER 3.7%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,327,420
Revenue Bonds
Series 2009A
04/01/21	5.250%	1,000,000	1,141,630
04/01/22	5.500%	3,000,000	3,441,900
Series 2011A
05/01/21	5.000%	1,000,000	1,178,300
Series 2012B
09/01/26	5.000%	1,510,000	1,775,805
Total			9,865,055
OTHER BOND ISSUE 1.2%
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,700,549
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	430,000	439,542
Total			3,140,091
POOL / BOND BANK 6.5%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,356,940
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,446,070
Series 2009C (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

POOL / BOND BANK (CONTINUED)
10/01/22	5.000%	$3,000,000	$3,459,120
Series 2012B
10/01/26	5.000%	3,000,000	3,600,300
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,421,530
Total			17,283,960
PORTS 2.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/30	5.000%	2,000,000	2,454,420
Revenue Bonds
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,950,536
Total			6,404,956
PREP SCHOOL 0.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/26	5.000%	475,000	586,454
07/01/27	5.000%	600,000	737,922
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/23	5.000%	1,000,000	999,280
Total			2,323,656
RECREATION 3.0%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	561,025
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	899,751
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,033,190
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,556,305
Total			8,050,271

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED 4.9%
City of New York Prerefunded 02/01/17 Unlimited General Obligation Bonds Series 2007D
02/01/24	5.000%	$1,370,000	$1,492,683
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	2,055,654
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC) (a)
07/01/25	0.000%	3,750,000	3,100,125
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (c)
07/01/22	5.250%	355,000	449,288
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,549,560
Prerefunded 05/15/18 Revenue Bonds
General Purpose
Series 2008A
11/15/21	5.000%	2,000,000	2,277,480
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	905,000	958,757
Total			12,883,547
RETIREMENT COMMUNITIES 2.8%
Erie County Industrial Development Agency (The) Revenue Bonds Orchard Park CRCC, Inc. Project Series 2006A
11/15/36	6.000%	1,000,000	1,022,700
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	812,550
07/01/27	5.000%	700,000	763,735
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	2,500,000	2,598,125

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES (CONTINUED)
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/29	5.000%	$1,000,000	$1,146,240
07/01/34	5.000%	1,000,000	1,126,290
Total			7,469,640
SALES TAX 1.0%
Sales Tax Asset Receivable Corp. Refunding Revenue Bonds Fiscal 2015 Series 2014A
10/15/24	5.000%	2,000,000	2,608,940

SPECIAL NON PROPERTY TAX 8.2%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC)
11/15/18	5.250%	800,000	929,920
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,660,942
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009A-1
05/01/27	5.000%	5,000,000	5,785,650
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,325,910
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,559,950
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A
04/01/21	5.000%	1,000,000	1,127,260
New York State Thruway Authority
Revenue Bonds
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,110,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	$1,740,000	$2,057,376
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,130,920
Total			21,688,228
STATE APPROPRIATED 7.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,135,740
Series 2011A
05/01/30	5.250%	1,440,000	1,706,011
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,479,970
Revenue Bonds
Mental Health Services Facility Improvements
Series 2009
02/15/18	5.500%	1,000,000	1,142,990
Schools Program
Series 2000
07/01/20	6.250%	1,220,000	1,226,149
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,242,570
Series 1993A
05/15/19	5.500%	2,500,000	2,875,300
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,396,088
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,507,812
Series 2008C
01/01/22	5.000%	2,000,000	2,249,280
Total			19,961,910
TOBACCO 1.2%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/29	5.000%	3,000,000	3,214,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TRANSPORTATION 6.7%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	$750,000	$958,095
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,470,220
Series 2007B
11/15/22	5.000%	1,500,000	1,676,955
Series 2008C
11/15/23	6.250%	3,570,000	4,284,786
Series 2014C
11/15/29	5.000%	3,000,000	3,627,420
Transportation
Series 2010D
11/15/28	5.250%	3,000,000	3,552,510
Series 2014B
11/15/22	5.000%	1,000,000	1,233,800
Total			17,803,786
TURNPIKE / BRIDGE / TOLL ROAD 3.0%
New York State Thurway Authority
Refunding Revenue Bonds
Series 2014
01/01/29	5.000%	1,850,000	2,243,180
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,179,380
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,630,570
Total			8,053,130
WATER & SEWER 0.9%
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,236,197
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,134,518
Total			2,370,715
Total Municipal Bonds (Cost: $234,596,152)			$256,519,565

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 1.1%

LOCAL GENERAL OBLIGATION 1.1%
Town of Ramapo Limited General Obligation Notes BAN Series 2014B
05/27/15	2.700%	$3,000,000	$3,011,820
Total Municipal Short Term (Cost: $3,011,203)			$3,011,820

		Shares	Value

Money Market Funds 0.4%

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (d)		1,083,838	$1,083,838
Total Money Market Funds (Cost: $1,083,838)			$1,083,838
Total Investments
(Cost: $238,691,193) (e)			$260,615,223(f)
Other Assets & Liabilities, Net			5,030,280
Net Assets			$265,645,503

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $5,637,584 or 2.12% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2015.

(e)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $238,691,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,925,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$21,924,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	256,519,565	—	256,519,565
Total Bonds	—	256,519,565	—	256,519,565
Short-Term Securities
Municipal Short Term	—	3,011,820	—	3,011,820
Total Short-Term Securities	—	3,011,820	—	3,011,820
Mutual Funds
Money Market Funds	1,083,838	—	—	1,083,838
Total Mutual Funds	1,083,838	—	—	1,083,838
Total	1,083,838	259,531,385	—	260,615,223

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia California Tax-Exempt Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
AIRPORT 4.9%
City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$570,315
07/01/30	5.125%	1,050,000	1,193,556
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,860,275
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,441,270
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,081,380
San Francisco City & County Airports Commission-San Francisco International Airport (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,693,170
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,978,944
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,879,480
Total			23,698,390
DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management, Inc. Series 2002A AMT (a)(b)
01/01/22	5.000%	2,000,000	2,117,340
HIGHER EDUCATION 5.5%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	1,008,200
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	746,410
10/01/38	5.750%	3,000,000	3,414,000
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,959,106
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,428,975
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
10/01/28	5.800%	$2,000,000	$2,229,140
Series 2013
10/01/38	5.000%	1,000,000	1,117,630
10/01/42	5.000%	2,360,000	2,630,102
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,406,100
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/43	6.375%	3,000,000	3,467,610
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,519,126
11/01/43	5.875%	1,875,000	2,033,550
Total			26,959,949
HOSPITAL 12.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,153,518
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	8,200,500
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,337,560
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,181,370
Series 2009E
07/01/25	5.625%	1,125,000	1,303,110
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,489,427
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,751,790
St. Joseph Health Systems
Series 2013A
07/01/37	5.000%	2,000,000	2,337,760
Sutter Health Obligation Group
Series 2008A
08/15/30	5.000%	2,500,000	2,765,125
Series 2011B
08/15/31	5.875%	1,815,000	2,189,725
California Municipal Finance Authority
Certificate of Participation
Community Hospitals of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,644,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	$4,000,000	$4,529,360
California Statewide Communities Development Authority
Refunding Revenue Bonds
Cottage Health System Obligation
Series 2015
11/01/43	5.000%	1,000,000	1,173,530
Huntington Memorial Hospital
Series 2014B
07/01/44	5.000%	1,000,000	1,147,110
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,920,000	2,147,117
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	1,500,000	1,748,505
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,181,500
Series 2009
07/01/39	5.125%	500,000	566,445
Kaiser Permanente
Series 2001C
08/01/31	5.250%	1,100,000	1,170,928
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	1,500,000	1,698,360
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,422,480
City of Marysville Revenue Bonds Fremont-Rideout Health Group Series 2011
01/01/42	5.250%	4,000,000	4,475,520
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,327,570
Total			60,942,360
INVESTOR OWNED 1.0%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,200,470
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 1992D AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED (CONTINUED)
12/01/27	5.000%	$3,500,000	$3,706,710
Total			4,907,180
LOCAL APPROPRIATION 3.4%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A
05/01/46	5.000%	1,000,000	1,154,310
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,360,875
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,117,180
Series 2008B
09/01/38	5.000%	3,000,000	3,337,050
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,748,025
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A
03/01/40	5.000%	2,000,000	2,264,980
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,235,080
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	2,265,000	2,461,557
Total			16,679,057
LOCAL GENERAL OBLIGATION 6.1%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC)
02/01/18	6.450%	485,000	518,703
City & County of San Francisco Unlimited General Obligation Refunding Bonds Series 2015R1 (c)
06/15/30	4.000%	3,000,000	3,328,500
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,531,896

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	$2,000,000	$2,477,280
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	860,468
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/32	0.000%	5,440,000	2,596,784
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,563,312
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	886,883
08/01/32	5.500%	2,500,000	2,935,450
Election of 2012
Series 2013
08/01/30	6.250%	1,095,000	1,339,984
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (d)
07/01/20	0.000%	3,460,000	2,872,146
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014
08/01/39	5.000%	4,000,000	4,509,080
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,007,121
Total			29,427,607
MULTI-FAMILY 2.8%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	2,280,000	2,282,462
California Municipal Finance Authority
Revenue Bonds
Caritas Affordable Housing
Senior Series 2014

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
08/15/49	5.250%	$3,500,000	$3,937,150
Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,099,810
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,559,575
Series 2012
05/15/31	5.125%	2,000,000	2,283,800
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,670,640
Total			13,833,437
MUNICIPAL POWER 2.1%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,140,710
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,498,946
City of Vernon Electric System
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	3,119,462
Series 2012A
08/01/30	5.000%	1,000,000	1,140,680
Imperial Irrigation District Refunding Revenue Bonds Systems Series 2011A
11/01/31	6.250%	1,000,000	1,235,020
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,185,800
Total			10,320,618
OTHER BOND ISSUE 1.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,319,830
02/01/38	5.250%	3,050,000	3,375,161
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,732,560
Total			8,427,551

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS 2.4%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	$5,000,000	$5,716,900
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT (a)
08/01/44	5.000%	5,000,000	5,763,450
Total			11,480,350
PREP SCHOOL 0.5%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A
07/01/44	5.125%	1,000,000	1,068,910
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,505,640
Total			2,574,550
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,466,700
REFUNDED / ESCROWED 3.6%
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/40	6.000%	1,000,000	1,302,900
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	755,000	955,377
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (b)
07/01/22	12.301%	370,000	513,649
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,430,375
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (d)
01/01/20	0.000%	12,000,000	11,358,480
Total			17,560,781

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RESOURCE RECOVERY 0.7%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (a)(e)(f)
12/01/32	7.500%	2,745,000	3,180,988
RETIREMENT COMMUNITIES 3.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,584,120
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/49	5.375%	1,885,000	1,939,307
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	3,000,000	3,334,140
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,731,360
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,262,060
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,388,087
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,207,162
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/44	5.000%	500,000	564,550
Total			15,010,786
SINGLE FAMILY 0.6%
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	270,000	281,886
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,543,825
02/01/42	5.500%	85,000	86,749
Total			2,912,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 1.2%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	$5,000,000	$5,857,000
SPECIAL PROPERTY TAX 19.8%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	1,020,950
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,720,000	1,915,994
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	805,000	888,551
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,001	5,690,600
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,492,800
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,823,650
09/01/38	5.000%	625,000	692,969
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	90,000	90,269
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/39	5.000%	750,000	855,570
09/01/44	5.000%	1,025,000	1,165,364
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	899,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	$1,500,000	$1,723,665
Corona-Norca Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,485,965
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	190,000	194,102
09/01/36	5.000%	480,000	490,205
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,666,690
Elk Grove Unified School District (d)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,287,982
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,071,460
08/01/36	5.500%	1,000,000	1,081,780
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,355,087
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A
09/01/44	5.000%	5,000,000	5,696,150
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A
09/01/42	5.000%	1,000,000	1,136,940
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,856,242
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,519,453
08/01/40	5.750%	2,000,000	2,395,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	$1,500,000	$1,501,560
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,549,532
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (d)
08/01/24	0.000%	2,100,000	1,480,962
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,370,000	1,560,622
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,354,784
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	10,000	10,264
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (d)
09/01/20	0.000%	3,630,000	3,234,911
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,203,984
08/01/39	6.500%	2,625,000	3,100,834
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,169,900
Mission Bay South Redevelopment Project
Series 2014A
08/01/43	5.000%	1,000,000	1,141,210
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,187,871
08/01/32	6.500%	500,000	590,635
Series 2011B
08/01/26	6.125%	500,000	614,815

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
08/01/31	6.250%	$2,600,000	$3,145,844
08/01/41	6.625%	1,600,000	1,989,376
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,524,025
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,230,840
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,450,416
09/01/31	5.000%	1,365,000	1,554,926
09/01/33	5.000%	1,000,000	1,128,260
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,253,560
08/01/39	7.000%	2,100,000	2,616,684
Temecula Valley Unified School District Financing Authority Special Tax Bonds Series 2015 (c)
09/01/40	5.000%	1,165,000	1,359,835
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,907,340
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	1,905,000	2,026,196
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,243,790
09/01/32	6.500%	2,000,000	2,482,040
Total			96,112,954
STATE APPROPRIATED 9.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/29	5.000%	2,500,000	2,990,450
11/01/37	5.000%	6,825,000	7,962,932

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Revenue Bonds
California State University Projects
Series 2011B
10/01/31	5.000%	$1,200,000	$1,399,236
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,962,767
Series 2013A
03/01/32	5.000%	1,500,000	1,756,215
03/01/38	5.000%	2,500,000	2,891,550
Series 2014A
09/01/39	5.000%	3,895,000	4,600,190
Series 2014B
10/01/39	5.000%	1,000,000	1,182,410
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,865,200
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	6,196,450
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,336,547
Total			44,143,947
STATE GENERAL OBLIGATION 11.7%
State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,394,320
Various Purpose
Series 2007
12/01/32	5.000%	5,000,000	5,563,750
Series 2009
10/01/29	5.000%	3,000,000	3,489,420
04/01/31	5.750%	2,750,000	3,243,818
04/01/35	6.000%	4,000,000	4,838,400
04/01/38	6.000%	10,500,000	12,691,140
11/01/39	5.500%	4,965,000	5,847,628
Series 2010
03/01/30	5.250%	1,000,000	1,176,520
03/01/33	6.000%	4,000,000	4,955,680
03/01/40	5.500%	4,800,000	5,616,096
Series 2012
04/01/42	5.000%	5,200,000	5,996,640
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
Total			56,815,420
TURNPIKE / BRIDGE / TOLL ROAD 3.2%
Bay Area Toll Authority Revenue Bonds Series 2014S-6
10/01/54	5.000%	7,500,000	8,611,950
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,368,273

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	$2,000,000	$2,004,960
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,762,740
Total			15,747,923
WATER & SEWER 2.2%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	370,000	372,364
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,366,450
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,125,680
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,741,995
05/15/39	5.250%	3,000,000	3,474,480
San Diego Public Facilities Financing Authority Water Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,352,940
Total			10,433,909
Total Municipal Bonds (Cost: $420,975,554)			$480,611,257

		Shares	Value

Money Market Funds 0.9%
Dreyfus General California Municipal Money Market Fund, 0.000% (g)		3,211,912	$3,211,912
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		1,079,039	1,079,039
Total Money Market Funds (Cost: $4,290,951)			$4,290,951
Total Investments (Cost: $425,266,505) (h)			$484,902,208(i)
Other Assets & Liabilities, Net			1,337,362
Net Assets			$486,239,570

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $3,180,988 or 0.65% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $3,180,988, which represents 0.65% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	2,745,000

(g)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(h)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $425,267,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,635,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$59,635,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	480,611,257	—	480,611,257
Total Bonds	—	480,611,257	—	480,611,257
Mutual Funds
Money Market Funds	4,290,951	—	—	4,290,951
Total Mutual Funds	4,290,951	—	—	4,290,951
Total	4,290,951	480,611,257	—	484,902,208

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia International Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 98.8%
Columbia Short-Term Cash Fund, 0.118% (a)(b)	74,924,393	$74,924,393
Total Money Market Funds (Cost: $74,924,393)		$74,924,393

Total Investments (Cost: $74,924,393) (c)	$74,924,393(d)
Other Assets & Liabilities, Net	877,849
Net Assets	$75,802,242

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	02/04/15	4,740,000,000 KRW	4,394,178 USD	61,230	—
Deutsche Bank	02/04/15	8,470,000 TRY	3,577,869 USD	116,214	—
Deutsche Bank	02/04/15	4,310,462 USD	4,740,000,000 KRW	22,485	—
Deutsche Bank	02/04/15	3,623,684 USD	8,470,000 TRY	—	(162,030)
J.P. Morgan Securities, Inc.	02/04/15	3,600,000 MYR	998,918 USD	6,781	—
J.P. Morgan Securities, Inc.	02/04/15	1,003,680 USD	3,600,000 MYR	—	(11,543)
Standard Chartered Bank	02/04/15	645,000,000 CLP	1,035,313 USD	17,393	—
Standard Chartered Bank	02/04/15	3,330,000,000 COP	1,392,723 USD	28,102	—
Standard Chartered Bank	02/04/15	30,480,000 MXN	2,088,617 USD	55,323	—
Standard Chartered Bank	02/04/15	1,042,508 USD	645,000,000 CLP	—	(24,588)
Standard Chartered Bank	02/04/15	1,356,084 USD	3,330,000,000 COP	8,537	—
Standard Chartered Bank	02/04/15	2,048,938 USD	30,480,000 MXN	—	(15,644)
State Street Bank & Trust Company	02/04/15	10,950,000 NOK	1,406,608 USD	—	(10,664)
State Street Bank & Trust Company	02/04/15	1,419,269 USD	10,950,000 NOK	—	(1,997)
Total				316,065	(226,466)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,451,820	75,177,910	(1,705,337)	74,924,393	4,103	74,924,393

(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(c)	Also represents the cost of securities for federal income tax purposes at January 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
CLP	Chilean Peso
COP	Colombian Peso
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	74,924,393	—	—	74,924,393
Total Mutual Funds	74,924,393	—	—	74,924,393
Investments in Securities	74,924,393	—	—	74,924,393
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	316,065	—	316,065
Liabilities
Forward Foreign Currency Exchange Contracts	—	(226,466)	—	(226,466)
Total	74,924,393	89,599	—	75,013,992

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia New York Tax-Exempt Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
AIR TRANSPORTATION 3.7%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$2,228,360
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,088,200
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,377,860
Total			6,694,420
ASSISTED LIVING 0.6%
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	500,000	501,135
06/01/29	6.200%	615,000	615,713
Total			1,116,848
HIGHER EDUCATION 11.5%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/33	5.000%	125,000	145,113
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A
06/01/43	5.000%	1,000,000	1,169,750
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	805,855
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	351,731
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,302,565
New York State Dormitory Authority
Refunding Revenue Bonds
Pratt Institute

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2015A
07/01/44	5.000%	$1,000,000	$1,157,700
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,122,500
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,063,940
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,603,410
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,133,820
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,092,950
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,083,300
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,520,782
Series 2012A
07/01/27	5.000%	240,000	281,287
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,178,240
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	565,615
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,739,100
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A
05/01/35	5.000%	500,000	550,675
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	790,943
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,049,660
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,135,630
Total			20,844,566

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 17.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	$2,000,000	$2,205,420
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/29	5.000%	225,000	263,900
07/01/30	5.000%	180,000	210,391
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/44	5.000%	1,000,000	1,129,730
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,532,210
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,417,380
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	871,605
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/36	5.000%	1,000,000	1,172,890
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,022,860
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,636,520
Series 2011A
07/01/41	5.000%	2,000,000	2,236,900
New York Hospital Medical Center Queens
Series 2007 (FHA)
02/15/37	4.750%	975,000	1,009,710
New York University Hospital Center
Series 2011A
07/01/31	5.750%	800,000	935,856
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,057,330
Series 2009A
05/01/37	5.500%	2,000,000	2,283,960
Orange Regional Medical Center
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
12/01/29	6.125%	$900,000	$1,003,572
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,079,040
Series 2009A
07/01/39	5.125%	1,000,000	1,146,150
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,090,780
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	547,185
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,001	3,938,515
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	1,850,000	2,176,803
Total			31,968,707
HUMAN SERVICE PROVIDER 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,066,530
INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	860,000	860,258
INVESTOR OWNED 1.9%
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,008,580
New York State Energy Research & Development Authority (b)
Revenue Bonds
Series 1993
04/01/20	12.336%	1,500,000	1,503,780
Total			3,512,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998 (c)
08/01/19	0.000%	$1,200,000	$1,133,088
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,163,210
Total			2,296,298
LOCAL GENERAL OBLIGATION 5.0%
City of New York
Unlimited General Obligation Bonds
Series 2013J
08/01/24	5.000%	1,000,000	1,243,670
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,736,385
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/31	5.000%	500,000	602,330
08/01/32	5.000%	500,000	600,465
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,929,795
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,203,106
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,219,020
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	624,945
Total			9,159,716
MULTI-FAMILY 2.3%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	177,162
Series 2009C-1
11/01/34	5.500%	500,000	541,635
Series 2009M
11/01/45	5.150%	1,250,000	1,330,775

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	$1,945,000	$2,236,925
Total			4,286,497
MUNICIPAL POWER 3.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,148,450
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,184,730
Series 2009A
04/01/23	5.000%	750,000	837,803
Series 2012A
09/01/37	5.000%	2,000,000	2,265,200
Total			5,436,183
NURSING HOME 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	655,000	667,746
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	485,000	495,762
OTHER INDUSTRIAL DEVELOPMENT BOND 2.8%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	2,000,000	2,578,020
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,575,800
Total			5,153,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 2.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	$1,000,000	$1,147,520
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,389,800
Series 2009A
06/15/34	5.000%	2,000,000	2,313,540
Total			4,850,860
PORTS 4.4%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,537,280
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,769,233
Port Authority of New York & New Jersey (a)
Refunding Revenue Bonds
Consolidated 186th
Series 2014 AMT
10/15/44	5.000%	1,000,000	1,153,660
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,052,580
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	539,610
Total			8,052,363
PREP SCHOOL 1.9%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/33	5.000%	1,000,000	1,083,550
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,505,880
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	889,965
Total			3,479,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION 3.0%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	$500,000	$561,025
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	524,330
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/49	7.000%	250,000	302,425
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/41	5.000%	2,000,000	2,369,320
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	847,020
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	865,253
Total			5,469,373
REFUNDED / ESCROWED 2.3%
New York State Dormitory Authority
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/24	5.250%	640,000	696,378
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,178,760
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,294,604
Total			4,169,742
RESOURCE RECOVERY 1.6%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(d)
01/01/35	5.000%	750,000	810,893
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (a)
01/01/24	5.250%	2,000,000	2,053,060
Total			2,863,953

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 4.2%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	$1,000,000	$1,090,830
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,381,886
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,387,399
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	1,987,632
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A (b)(d)
09/15/44	0.000%	1,100,000	760,716
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	990,590
Total			7,599,053
SINGLE FAMILY 0.1%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	200,000	204,998
SPECIAL NON PROPERTY TAX 6.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	799,064
Series 2009B
11/15/34	5.000%	1,000,000	1,146,390
Metropolitan Transportation Authority (c)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,426,625
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2009A
11/15/24	5.000%	250,000	289,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	$1,000,000	$1,151,770
Series 2009S-5
01/15/32	5.000%	1,000,000	1,130,030
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/30	5.000%	500,000	602,830
Subordinated Revenue Bonds
Future Tax Secured
Subordinated Series 2007B
11/01/26	5.000%	1,035,000	1,130,510
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	587,620
Series 2009A
03/15/28	5.000%	1,545,000	1,770,353
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1
04/01/29	5.000%	1,000,000	1,143,670
Total			11,177,957
STATE APPROPRIATED 3.2%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,180,880
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,385,180
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,062,099
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,116,870
Total			5,745,029
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	80,995

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOBACCO 0.6%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/34	5.000%	$1,000,000	$1,079,650
TRANSPORTATION 5.2%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,579,600
Series 2011D
11/15/36	5.000%	1,000,000	1,141,150
Series 2012E
11/15/31	5.000%	2,000,000	2,356,580
Transportation
Series 2005F
11/15/35	5.000%	500,000	515,320
Series 2010D
11/15/34	5.000%	1,350,000	1,552,783
Series 2014B
11/15/44	5.000%	2,000,000	2,318,880
Total			9,464,313
TURNPIKE / BRIDGE / TOLL ROAD 4.5%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/32	5.000%	2,000,000	2,314,480
Series 2014J
01/01/41	5.000%	3,000,000	3,466,440
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013A
11/15/27	5.000%	2,000,000	2,409,880
Total			8,190,800
WATER & SEWER 5.4%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	759,138

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2011AA
06/15/44	5.000%	$1,000,000	$1,142,020
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,158,690
Series 2008CC
06/15/34	5.000%	3,500,000	3,906,525
Series 2009EE
06/15/40	5.250%	500,000	575,855
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,183,670
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,065,760
Total			9,791,658
Total Municipal Bonds (Cost: $157,535,796)			$175,779,850

		Shares	Value

Money Market Funds 1.9%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (e)		1,804,868	$1,804,868
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		1,676,344	1,676,344
Total Money Market Funds (Cost: $3,481,212)			$3,481,212
Total Investments (Cost: $161,017,008) (f)			$179,261,062(g)
Other Assets & Liabilities, Net			2,469,413
Net Assets			$181,730,475

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $1,571,609 or 0.86% of net assets.

(e)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(f)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $161,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,268,000
Unrealized Depreciation	(24,000)
Net Unrealized Appreciation	$18,244,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	175,779,850	—	175,779,850
Total Bonds	—	175,779,850	—	175,779,850
Mutual Funds
Money Market Funds	3,481,212	—	—	3,481,212
Total Mutual Funds	3,481,212	—	—	3,481,212
Total	3,481,212	175,779,850	—	179,261,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Income Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 41.0%
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$1,507,000	$1,446,720
Bombardier, Inc. (b)
Senior Unsecured
03/15/20	7.750%	27,000	27,118
10/15/22	6.000%	974,000	917,995
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	378,000	392,175
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	2,765,000	2,939,966
TransDigm, Inc.
07/15/22	6.000%	425,000	423,938
07/15/24	6.500%	1,792,000	1,814,400
Total			7,962,312
Automotive 0.6%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	1,285,000	1,317,125
Gates Global LLC/Co. (b)
07/15/22	6.000%	1,353,000	1,268,437
General Motors Co. Senior Unsecured
10/02/23	4.875%	4,287,000	4,677,246
General Motors Financial Co., Inc.
09/25/21	4.375%	1,003,000	1,063,180
01/15/25	4.000%	668,000	682,596
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.250%	182,000	180,180
Schaeffler Holding Finance BV Senior Secured PIK (b)
11/15/19	6.250%	1,349,000	1,413,077
Tenneco, Inc.
12/15/24	5.375%	560,000	582,400
Total			11,184,241
Banking 1.3%
Agromercantil Senior Trust (b)
04/10/19	6.250%	1,295,000	1,308,585
Ally Financial, Inc.
03/15/20	8.000%	2,515,000	2,999,137
09/15/20	7.500%	5,645,000	6,703,437
11/01/31	8.000%	808,000	1,043,330
Senior Unsecured
11/01/31	8.000%	1,010,000	1,320,575
BBVA Bancomer SA Subordinated Notes (b)(c)
11/12/29	5.350%	1,600,000	1,605,960

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
BES Investimento do Brasil SA Senior Unsecured (b)
03/25/15	5.625%	$1,000,000		$996,680
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	2,000,000	650,343
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	984,500
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	988,750
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		230,000	250,700
Popular, Inc. Senior Unsecured
07/01/19	7.000%		714,000	718,463
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		3,135,000	3,312,018
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		3,705,000	4,131,075
Total				27,013,553
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/22	5.375%		1,763,000	1,851,150
Building Materials 0.9%
Allegion US Holding Co., Inc.
10/01/21	5.750%		1,646,000	1,728,300
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%		2,031,000	2,046,233
Building Materials Corp. of America (b)
Senior Unsecured
05/01/21	6.750%		2,517,000	2,693,190
11/15/24	5.375%		1,311,000	1,330,665
Cemex SAB de CV Senior Secured
01/15/21	7.250%		2,453,000	2,532,722
Gibraltar Industries, Inc.
02/01/21	6.250%		723,000	737,460
HD Supply, Inc.
07/15/20	7.500%		2,000,000	2,095,000
07/15/20	11.500%		1,340,000	1,527,600
HD Supply, Inc. (b)
Senior Secured
12/15/21	5.250%		1,270,000	1,308,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$1,307,000	$1,388,688
Union Andina de Cementos SAA Senior Unsecured (b)
10/30/21	5.875%	1,300,000	1,287,000
Total			18,674,958
Cable and Satellite 2.1%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,306,000	1,310,897
01/15/24	5.750%	1,479,000	1,499,336
CCOH Safari LLC
12/01/22	5.500%	1,302,000	1,319,902
12/01/24	5.750%	5,264,000	5,336,380
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	4,456,000	4,990,720
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	2,149,000	2,234,960
12/15/21	5.125%	1,229,000	1,201,348
DISH DBS Corp.
06/01/21	6.750%	4,868,000	5,287,865
07/15/22	5.875%	1,382,000	1,395,820
DigitalGlobe, Inc. (b)
02/01/21	5.250%	746,000	716,384
Hughes Satellite Systems Corp.
06/15/21	7.625%	585,000	636,188
Senior Secured
06/15/19	6.500%	4,440,000	4,745,250
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	410,306
Intelsat Luxembourg SA
06/01/21	7.750%	1,134,000	1,124,078
06/01/23	8.125%	1,699,000	1,715,990
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	288,000	288,720
NBCUniversal Media LLC
01/15/43	4.450%	990,000	1,138,341
Time Warner Cable, Inc.
09/15/42	4.500%	380,000	405,260
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/25	5.000%	1,621,000	1,653,420
Unitymedia KabelBW GmbH (b)
01/15/25	6.125%	1,611,000	1,695,577
Virgin Media Finance PLC (b)
10/15/24	6.000%	567,000	596,768
01/15/25	5.750%	984,000	1,018,440
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	375,000	390,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
Ziggo Bond Finance BV Senior Unsecured (b)
01/15/25	5.875%	$591,000	$602,820
Total			41,714,770
Chemicals 1.8%
Angus Chemical Co. Senior Unsecured (b)(d)
02/15/23	8.750%	1,077,000	1,093,155
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	2,338,000	2,484,125
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	873,015
Eco Services Operations LLC/Finance Corp. Senior Unsecured (b)
11/01/22	8.500%	739,000	742,695
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,078,766
INEOS Group Holdings SA (b)
08/15/18	6.125%	318,000	306,870
02/15/19	5.875%	2,138,000	2,031,100
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	2,430,000	2,642,625
LYB International Finance BV
07/15/23	4.000%	1,360,000	1,436,908
Mexichem SAB de CV (b)
09/17/44	5.875%	1,200,000	1,162,200
NOVA Chemicals Corp. (b)
Senior Unsecured
08/01/23	5.250%	1,337,000	1,382,124
05/01/25	5.000%	1,396,000	1,448,350
PQ Corp. Secured (b)
05/01/18	8.750%	11,024,000	11,244,480
PSPC Escrow Corp. Senior Unsecured (b)(d)
02/01/22	6.500%	2,913,000	2,971,260
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,300,000	1,903,250
WR Grace & Co. (b)
10/01/21	5.125%	1,073,000	1,115,920
10/01/24	5.625%	777,000	833,332
Total			35,750,175
Construction Machinery 0.4%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	1,554,000	1,674,435

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
H&E Equipment Services, Inc.
09/01/22	7.000%	$2,665,000	$2,538,412
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,092,394
04/15/22	7.625%	1,765,000	1,941,147
06/15/23	6.125%	1,724,000	1,790,805
Total			9,037,193
Consumer Cyclical Services 0.7%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	2,428,000	2,197,340
06/15/23	4.125%	1,050,000	984,375
APX Group, Inc.
12/01/20	8.750%	3,045,000	2,481,675
Senior Secured
12/01/19	6.375%	6,023,000	5,736,907
IHS, Inc. (b)
11/01/22	5.000%	1,101,000	1,109,946
Monitronics International, Inc.
04/01/20	9.125%	2,240,000	2,083,200
Total			14,593,443
Consumer Products 0.6%
Revlon Consumer Products Corp.
02/15/21	5.750%	805,000	823,112
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	4,275,000	4,568,906
Spectrum Brands, Inc.
03/15/20	6.750%	667,000	702,018
11/15/20	6.375%	2,086,000	2,200,730
11/15/22	6.625%	725,000	773,938
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	3,414,000	3,277,440
Tempur Sealy International, Inc.
12/15/20	6.875%	488,000	523,380
Total			12,869,524
Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%	1,319,000	1,361,868
Amsted Industries, Inc. (b)
03/15/22	5.000%	1,736,000	1,714,300
09/15/24	5.375%	1,172,000	1,136,840
Entegris, Inc. (b)
04/01/22	6.000%	1,983,000	2,002,830
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	3,319,000	3,011,992
Total			9,227,830

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric 1.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	$3,126,000		$3,462,045
Calpine Corp. Senior Secured (b)
01/15/22	6.000%		3,370,000	3,622,750
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	2,313,000	831,844
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%		415,000	446,880
08/15/22	3.050%		5,280,000	5,504,189
NRG Energy, Inc.
07/15/22	6.250%		4,383,000	4,503,532
NRG Yield Operating LLC (b)
08/15/24	5.375%		1,675,000	1,733,625
PPL Capital Funding, Inc.
06/01/23	3.400%		5,780,000	6,027,251
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%		5,994,000	6,264,006
TerraForm Power Operating LLC (b)
02/01/23	5.875%		1,338,000	1,366,432
Total				33,762,554
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%		1,480,000	1,494,800
Finance Companies 1.7%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%		2,541,000	2,623,582
Senior Unsecured
10/01/21	5.000%		1,114,000	1,183,625
Aircastle Ltd.
Senior Unsecured
03/15/21	5.125%		1,088,000	1,101,600
02/15/22	5.500%		302,000	311,120
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%		100,000	112,500
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%		853,000	924,439
12/15/20	8.250%		4,098,000	5,030,295
01/15/22	8.625%		2,266,000	2,866,490
Navient Corp.
Senior Unsecured
01/15/19	5.500%		559,000	578,286
10/26/20	5.000%		302,000	301,623
01/25/22	7.250%		1,244,000	1,352,850
03/25/24	6.125%		1,599,000	1,559,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
10/25/24	5.875%	$3,355,000	$3,170,475
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	927,000	959,445
12/15/21	7.250%	1,621,000	1,673,683
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	3,596,000	3,434,180
Springleaf Finance Corp.
12/15/17	6.900%	1,928,000	2,065,370
06/01/20	6.000%	645,000	648,225
10/01/21	7.750%	1,668,000	1,851,480
10/01/23	8.250%	1,220,000	1,375,550
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	1,955,000	1,920,787
Total			35,044,630
Food and Beverage 1.9%
Aramark Services, Inc.
03/15/20	5.750%	2,800,000	2,912,000
B&G Foods, Inc.
06/01/21	4.625%	4,077,000	4,056,615
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	5,750,000	5,790,652
Constellation Brands, Inc.
11/15/19	3.875%	522,000	537,008
11/15/24	4.750%	522,000	546,795
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	421,033
Darling Ingredients, Inc.
01/15/22	5.375%	2,589,000	2,582,527
Diamond Foods, Inc. (b)
03/15/19	7.000%	1,341,000	1,354,410
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	4,300,000	4,527,719
MHP SA (b)
04/02/20	8.250%	5,000,000	3,150,000
Molson Coors Brewing Co.
05/01/42	5.000%	3,880,000	4,466,613
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	334,000	329,825
Post Holdings, Inc. (b)
12/15/22	6.000%	902,000	861,410
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	5,212,870
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,918,000	2,023,490
Total			38,772,967

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming 1.7%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	$1,094,000	$1,137,760
MCE Finance Ltd. (b)
02/15/21	5.000%	4,698,000	4,416,120
MGM Resorts International
03/01/18	11.375%	1,925,000	2,295,563
10/01/20	6.750%	444,000	469,530
12/15/21	6.625%	4,363,000	4,581,150
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	1,248,000	1,216,800
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,806,000	1,851,150
Scientific Games International, Inc. (b)
12/01/22	10.000%	5,023,000	4,596,045
Senior Secured
01/01/22	7.000%	3,246,000	3,282,517
Seminole Tribe of Florida, Inc. (b)
Senior Secured
10/01/20	6.535%	1,335,000	1,421,775
Senior Unsecured
10/01/20	7.804%	1,970,000	2,147,280
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	3,303,000	3,104,820
Tunica-Biloxi Gaming Authority Senior Unsecured (b)(e)
11/15/15	9.000%	2,397,000	1,072,658
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	3,187,000	3,101,349
Total			34,694,517
Health Care 3.0%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	514,830
Amsurg Corp.
11/30/20	5.625%	1,096,000	1,120,660
Biomet, Inc.
08/01/20	6.500%	547,000	583,239
CHS/Community Health Systems, Inc.
02/01/22	6.875%	3,355,000	3,563,429
Senior Secured
08/01/21	5.125%	614,000	637,793
Catamaran Corp.
03/15/21	4.750%	573,000	580,736
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	3,752,000	3,958,735
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,428,000	3,633,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$2,635,000	$2,875,444
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	884,300
01/31/22	5.875%	1,960,000	2,187,850
10/15/24	4.750%	385,000	405,213
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	332,000	366,860
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	408,000	442,680
HCA, Inc.
02/15/22	7.500%	3,328,000	3,900,083
02/01/25	5.375%	1,743,000	1,790,932
Senior Secured
03/15/19	3.750%	1,016,000	1,026,160
02/15/20	6.500%	3,788,000	4,261,500
04/15/25	5.250%	2,457,000	2,678,130
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	1,511,000	1,573,329
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	1,262,000	1,385,045
LifePoint Hospitals, Inc.
12/01/21	5.500%	2,289,000	2,406,311
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	2,083,000	2,171,527
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	1,089,000	1,127,115
12/01/24	5.000%	462,000	480,480
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	2,011,000	2,146,742
STHI Holding Corp. Secured (b)
03/15/18	8.000%	891,000	931,095
Teleflex, Inc. (b)
06/15/24	5.250%	163,000	164,630
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	1,506,000	1,630,245
04/01/21	4.500%	2,605,000	2,631,050
Senior Unsecured
04/01/22	8.125%	5,225,000	5,891,187
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	413,000	414,033

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	$2,839,000	$2,913,524
Total			61,278,567
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	1,344,000	1,364,160
Home Construction 0.3%
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,519,365
04/15/20	7.150%	588,000	629,160
04/01/22	7.000%	1,368,000	1,443,240
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,607,912
Standard Pacific Corp.
11/15/24	5.875%	611,000	606,418
TRI Pointe Holdings, Inc. Senior Unsecured (b)
06/15/19	4.375%	786,000	748,665
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	129,000	134,805
04/15/21	5.250%	49,000	46,183
Total			6,735,748
Independent Energy 3.2%
Antero Resources Corp. (b)
12/01/22	5.125%	3,442,000	3,295,715
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	3,810,000	3,477,017
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,747,000	1,749,621
Chesapeake Energy Corp.
08/15/20	6.625%	3,090,000	3,306,300
02/15/21	6.125%	3,151,000	3,324,305
03/15/23	5.750%	3,754,000	3,885,390
Cimarex Energy Co.
05/01/22	5.875%	1,414,000	1,474,095
06/01/24	4.375%	518,000	491,939
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	3,873,200
01/15/22	6.500%	1,059,000	1,101,360
04/01/23	5.500%	3,842,000	3,842,000
Continental Resources, Inc.
09/15/22	5.000%	5,978,000	5,679,100
Diamondback Energy, Inc.
10/01/21	7.625%	481,000	493,025
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	2,934,000	2,956,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
09/01/22	7.750%	$425,000	$403,219
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	240,000	216,000
Kosmos Energy Ltd. Senior Secured (b)
08/01/21	7.875%	1,008,000	866,880
Laredo Petroleum, Inc.
01/15/22	5.625%	2,517,000	2,227,545
05/01/22	7.375%	2,834,000	2,713,555
Oasis Petroleum, Inc.
11/01/21	6.500%	3,320,000	3,029,500
03/15/22	6.875%	2,510,000	2,310,769
01/15/23	6.875%	2,463,000	2,253,645
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	2,910,000	2,880,900
RSP Permian, Inc. (b)
10/01/22	6.625%	805,000	799,969
SM Energy Co. Senior Unsecured
01/15/24	5.000%	1,593,000	1,429,718
Tullow Oil PLC (b)
04/15/22	6.250%	1,837,000	1,543,080
Whiting Petroleum Corp.
10/01/18	6.500%	156,000	153,270
03/15/21	5.750%	2,546,000	2,421,882
Zhaikmunai LLP
11/13/19	7.125%	1,754,000	1,406,708
Total			63,605,712
Integrated Energy —%
Pacific Rubiales Energy Corp.
03/28/23	5.125%	1,350,000	734,400
Leisure 0.5%
AMC Entertainment, Inc.
12/01/20	9.750%	1,965,000	2,136,937
Activision Blizzard, Inc. (b)
09/15/21	5.625%	5,679,000	6,083,629
09/15/23	6.125%	647,000	705,230
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	1,636,000	1,652,360
Six Flags, Inc., Escrow (b)(f)(g)(h)
06/01/44	0.000%	1,557,000	—
Total			10,578,156
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,055,000	1,131,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Lodging (continued)
Playa Resorts Holding BV (b)
08/15/20	8.000%	$3,827,000	$3,798,297
Total			4,929,785
Media and Entertainment 2.8%
21st Century Fox America, Inc.
09/15/44	4.750%	1,610,000	1,896,715
AMC Networks, Inc.
07/15/21	7.750%	1,476,000	1,597,770
12/15/22	4.750%	4,568,000	4,545,160
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	3,128,000	3,300,040
Senior Unsecured
11/15/22	6.500%	4,779,000	4,928,344
Gannett Co., Inc.
10/15/19	5.125%	755,000	781,425
10/15/23	6.375%	377,000	401,505
Gannett Co., Inc. (b)
09/15/21	4.875%	655,000	655,000
09/15/24	5.500%	574,000	579,740
Lamar Media Corp.
05/01/23	5.000%	1,308,000	1,317,810
01/15/24	5.375%	828,000	856,980
MDC Partners, Inc. (b)
04/01/20	6.750%	3,471,000	3,622,856
Netflix, Inc. Senior Unsecured (b)
03/01/24	5.750%	695,000	719,325
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	724,000	743,910
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	922,000	924,305
Outfront Media Capital LLC/Corp. (b)
02/15/22	5.250%	1,931,000	1,998,585
02/15/24	5.625%	431,000	450,395
03/15/25	5.875%	2,195,000	2,271,825
Sky PLC (b)
11/26/22	3.125%	8,915,000	9,058,621
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	975,000	1,047,497
Univision Communications, Inc. (b)
Senior Secured
11/01/20	7.875%	1,991,000	2,135,348
09/15/22	6.750%	870,000	946,125
05/15/23	5.125%	5,009,000	5,196,837
iHeartCommunications, Inc. PIK
02/01/21	14.000%	2,257,360	1,851,035
iHeartCommunications, Inc. Senior Secured
03/01/21	9.000%	3,752,000	3,639,440
Total			55,466,593

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals 0.5%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	$1,301,000	$1,341,656
02/25/22	6.750%	2,352,000	2,500,470
Calcipar SA Senior Secured (b)
05/01/18	6.875%	3,797,000	3,844,463
Peabody Energy Corp.
11/15/21	6.250%	196,000	147,000
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%	1,558,000	1,378,830
Total			9,212,419
Midstream 2.8%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	3,724,000	3,817,100
03/15/24	4.875%	76,000	77,710
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	2,102,000	2,080,980
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	222,000	216,450
03/01/22	6.125%	987,000	959,858
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	5,577,000	5,995,275
05/15/22	5.500%	2,056,000	2,133,100
Kinder Morgan Energy Partners LP
02/15/23	3.450%	1,623,000	1,601,732
Kinder Morgan, Inc.
09/15/20	6.500%	6,549,000	7,560,738
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,404,000	1,477,710
02/15/23	5.500%	2,894,000	2,977,203
07/15/23	4.500%	3,707,000	3,669,930
12/01/24	4.875%	1,927,000	1,936,635
NiSource Finance Corp.
02/15/44	4.800%	1,000,000	1,192,718
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	500,000	543,222
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,824,970
07/15/21	6.500%	3,807,000	4,035,420
10/01/22	5.000%	1,581,000	1,652,145
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,315,000	2,497,052
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	103,000	102,485
11/15/23	4.250%	1,545,000	1,444,575
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	2,358,000	2,404,688
11/15/19	4.125%	983,000	958,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Tesoro Logistics LP/Finance Corp. (b)
Senior Unsecured
10/15/19	5.500%	$512,000	$519,040
10/15/22	6.250%	1,509,000	1,531,635
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	720,000	818,695
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,275,000	2,152,284
Total			56,181,775
Natural Gas 0.2%
Sempra Energy Senior Unsecured
12/01/23	4.050%	2,745,000	3,029,747
Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/42	5.250%	2,245,000	1,749,059
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	903,024
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,207,000	1,262,642
02/01/22	5.875%	1,476,000	1,509,210
Total			3,674,876
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	3,267,000	3,463,020
Packaging 0.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	1,257,000	1,231,860
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	676,081
06/15/17	6.000%	409,000	401,585
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,344,000	4,615,500
02/15/21	8.250%	300,000	304,875
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	2,768,000	2,629,600
Total			9,859,501
Paper 0.1%
Inversiones CMPC SA (b)
09/15/24	4.750%	2,000,000	2,038,656

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals 0.8%
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	$613,000	$625,947
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	2,320,000	2,370,750
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	1,035,000	1,050,525
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	1,176,000	1,199,520
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	912,000	975,840
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	615,000	654,975
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	4,197,000	4,438,327
07/15/21	7.500%	3,913,000	4,284,735
03/01/23	5.500%	974,000	998,350
Total			16,598,969
Property & Casualty 1.1%
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	5,866,000	5,866,000
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	480,000	470,400
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	9,137,671
06/15/23	4.250%	5,935,000	6,355,382
Total			21,829,453
Railroads 0.2%
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	1,344,000	1,310,400
Senior Secured
05/01/19	6.750%	1,866,000	1,842,675
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%	535,350	543,648
Total			3,696,723
Restaurants 0.5%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	1,800,000	1,918,192
11/01/21	3.750%	3,050,000	3,214,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Restaurants (continued)
11/01/23	3.875%	$4,440,000	$4,661,432
Total			9,794,214
Retailers 0.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,002,000	1,037,070
GameStop Corp. (b)
10/01/19	5.500%	1,683,000	1,712,452
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	828,000	817,650
Penske Automotive Group, Inc.
12/01/24	5.375%	1,045,000	1,063,288
Rite Aid Corp.
06/15/21	6.750%	2,455,000	2,565,475
Senior Unsecured
02/15/27	7.700%	919,000	1,020,090
Total			8,216,025
Technology 1.6%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	2,329,000	2,398,870
04/01/20	6.375%	1,321,000	1,368,886
08/01/22	5.375%	3,467,000	3,440,997
Ancestry.com, Inc.
12/15/20	11.000%	324,000	351,540
Audatex North America, Inc. (b)
06/15/21	6.000%	956,000	994,240
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,054,000	1,075,080
01/01/22	5.375%	1,122,000	1,161,270
04/01/23	5.375%	580,000	601,750
First Data Corp.
01/15/21	12.625%	1,439,000	1,707,014
First Data Corp. (b)
Secured
01/15/21	8.250%	2,163,000	2,306,299
Senior Secured
11/01/20	6.750%	2,943,000	3,152,689
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	1,297,000	1,316,455
MSCI, Inc. (b)
11/15/24	5.250%	1,861,000	1,940,092
NCR Corp.
12/15/21	5.875%	572,000	590,590
Nuance Communications, Inc. (b)
08/15/20	5.375%	3,673,000	3,700,547
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%	1,773,000	1,795,163

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	$1,734,000		$1,723,163
Zebra Technologies Corp. Senior Unsecured (b)
10/15/22	7.250%		2,341,000	2,510,722
Total				32,135,367
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%		1,330,000	1,443,050
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	31,719,162	2,073,770
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%		1,150,000	1,320,137
03/15/42	5.625%		415,000	507,421
Hertz Corp. (The)
04/15/19	6.750%		520,000	535,600
10/15/22	6.250%		1,271,000	1,299,597
Total				7,179,575
Wireless 3.0%
Altice Financing SA Senior Secured (b)(d)
02/15/23	6.625%		1,286,000	1,286,000
Altice SA (b)
05/15/22	7.750%		2,416,000	2,500,560
Altice SA (b)(d)
02/15/25	7.625%		1,326,000	1,326,000
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%		3,246,000	3,288,198
01/15/23	5.250%		3,958,000	4,056,950
Numericable-SFR (b)
Senior Secured
05/15/19	4.875%		1,836,000	1,836,000
05/15/22	6.000%		3,393,000	3,470,700
05/15/24	6.250%		226,000	233,910
SBA Communications Corp. Senior Unsecured (b)
07/15/22	4.875%		2,142,000	2,083,095
SBA Telecommunications, Inc.
07/15/20	5.750%		4,581,000	4,729,882
Sprint Communications, Inc. (b)
11/15/18	9.000%		4,328,000	5,009,660
03/01/20	7.000%		4,801,000	5,233,090
Sprint Corp.
09/15/21	7.250%		2,884,000	2,879,674

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
09/15/23	7.875%	$3,879,000		$3,932,336
T-Mobile USA, Inc.
01/15/22	6.125%		1,189,000	1,223,184
04/28/22	6.731%		2,065,000	2,139,856
03/01/23	6.000%		1,693,000	1,731,092
04/01/23	6.625%		2,318,000	2,404,925
01/15/24	6.500%		1,189,000	1,233,588
03/01/25	6.375%		423,000	430,403
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	—	—
03/01/22	7.504%		1,000,000	831,080
Wind Acquisition Finance SA (b)
04/23/21	7.375%		1,843,000	1,787,710
Senior Secured
04/30/20	6.500%		3,617,000	3,761,680
07/15/20	4.750%		3,393,000	3,308,175
Total				60,717,748
Wirelines 1.8%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%		5,005,000	5,417,912
12/01/23	6.750%		1,695,000	1,892,044
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%		2,157,000	2,178,570
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%		2,622,000	3,026,312
09/15/21	6.250%		180,000	185,400
04/15/22	8.750%		953,000	1,081,655
04/15/24	7.625%		978,000	1,034,235
01/15/25	6.875%		2,042,000	2,070,077
Level 3 Communications, Inc. Senior Unsecured (b)
12/01/22	5.750%		1,464,000	1,474,980
Level 3 Financing, Inc.
01/15/21	6.125%		1,312,000	1,361,200
Level 3 Financing, Inc. (b)
08/15/22	5.375%		2,452,000	2,488,780
Level 3 Financing, Inc. (c)
01/15/18	3.826%		474,000	476,370
Telecom Italia Capital SA
06/18/19	7.175%		1,566,000	1,793,070
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%		1,897,000	1,984,736
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%		2,755,000	2,622,155
Windstream Corp.
09/01/18	8.125%		727,000	757,898
10/15/20	7.750%		1,873,000	1,943,238
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%		821,000	921,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	$3,019,000	$3,034,095
Total			35,744,300
Total Corporate Bonds & Notes (Cost: $808,816,469)			$823,463,165

Residential Mortgage-Backed Securities - Agency(i) 13.0%
Federal Home Loan Mortgage Corp. (c)(j)(k)
CMO IO Series 2957 Class SW
04/15/35	5.834%	5,299,621	871,202
CMO IO Series 311 Class S1
08/15/43	5.784%	88,397,442	18,065,428
CMO IO Series 318 Class S1
11/15/43	5.784%	11,573,769	2,676,707
CMO IO Series 3761 Class KS
06/15/40	5.834%	7,408,513	770,456
CMO IO Series 4174 Class SB
05/15/39	6.034%	20,122,598	2,962,940
Federal Home Loan Mortgage Corp. (j)
01/01/20	10.500%	2,636	2,652
Federal Home Loan Mortgage Corp. (j)(k)
CMO IO Series 304 Class C69
12/15/42	4.000%	17,420,331	3,470,897
CMO IO Series 4098 Class AI
05/15/39	3.500%	16,216,271	2,558,537
CMO IO Series 4120 Class AI
11/15/39	3.500%	15,001,261	1,346,117
CMO IO Series 4121 Class IA
01/15/41	3.500%	13,792,557	2,658,755
CMO IO Series 4121 Class MI
10/15/42	4.000%	11,260,472	2,606,195
CMO IO Series 4147 Class CI
01/15/41	3.500%	19,290,005	2,740,178
CMO IO Series 4213 Class DI
06/15/38	3.500%	25,737,507	2,913,077
Federal National Mortgage Association (c)(j)(k)
CMO IO Series 2006-5 Class N1
08/25/34	1.885%	21,341,382	841,375
CMO IO Series 2006-5 Class N2
02/25/35	1.921%	30,188,859	1,766,939
CMO IO Series 2010-135 Class MS
12/25/40	5.782%	4,730,465	673,690
CMO IO Series 2013-101 Class CS
10/25/43	5.732%	25,011,444	6,875,809
CMO IO Series 2013-124 Class SB
12/25/43	5.782%	19,036,821	4,023,516
Federal National Mortgage Association (d)(j)
03/18/30	3.000%	19,000,000	19,941,836
Federal National Mortgage Association (j)
12/01/20	4.500%	78,598	83,184
02/01/35	5.500%	134,327	151,078
05/01/41	4.000%	8,475,352	9,062,336
Federal National Mortgage Association (j)(k)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	13,260,449	2,159,277

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (i) (continued)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	$24,293,247	$3,001,146
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	18,183,002	2,070,278
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	14,034,273	1,690,754
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	20,721,040	2,695,729
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	9,246,215	1,114,561
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	12,458,628	1,502,325
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	20,174,321	2,561,239
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,176,390	1,268,385
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	14,481,211	1,774,730
Government National Mortgage Association (d)(j)
02/19/45	3.000%	48,000,000	49,807,498
02/19/45	3.500%	100,000,000	105,601,560
Total Residential Mortgage-Backed Securities - Agency (Cost: $271,181,636)			$262,310,386

Residential Mortgage-Backed Securities - Non-Agency 14.7%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(j)
08/25/54	3.850%	12,989,213	12,989,213
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(j)
05/25/47	4.000%	6,005,110	6,231,779
BCAP LLC Trust (b)(c)(j)
CMO Series 2010-RR11 Class 5A2
03/27/37	4.713%	5,393,914	5,454,919
CMO Series 2010-RR7 Class 17A7
03/26/36	5.017%	1,769,159	1,662,049
CMO Series 2013-RR3 Class 6A5
03/26/36	2.464%	4,935,122	4,835,433
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	4,349,367	4,322,275
Series 2013-RR1 Class 10A1
10/26/36	3.000%	2,954,971	2,971,608
BCAP LLC Trust (b)(j)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	40,042	39,930
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)(j)
11/28/29	3.844%	7,438,114	7,461,462
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(c)(j)
05/15/48	2.600%	5,481,478	5,481,385
Citigroup Mortgage Loan Trust, Inc. (b)(c)(j)
CMO Series 2009-4 Class 9A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
03/25/36	2.615%	$3,040,248	$2,624,984
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	3,871,000	3,952,934
CMO Series 2010-6 Class 2A2
09/25/35	2.656%	1,143,314	1,070,015
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	4,920,000	4,750,394
CMO Series 2010-7 Class 3A4
12/25/35	5.979%	2,185,000	2,327,115
CMO Series 2012-3 Class 2A3
04/25/37	2.663%	3,675,298	3,549,264
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	5,844,936	5,867,862
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	3,130,197	3,128,138
CMO Series 2014-11 Class 3A3
09/25/36	0.328%	5,510,000	4,977,339
Series 2013-11 Class 3A3
09/25/34	2.398%	5,681,585	5,452,768
Citigroup Mortgage Loan Trust, Inc. (b)(j)
CMO Series 2011-12 Class 3A3
09/25/47	2.547%	5,500,000	5,313,687
CMO Series 2012-A Class A
06/25/51	2.500%	5,040,562	4,887,764
Credit Suisse Mortgage Capital Certificates (b)(c)(j)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	7,695,004	7,653,571
CMO Series 2011-5R Class 3A1
09/27/47	3.128%	3,301,181	3,181,586
CMO Series 2014-CIM1 Class A2
01/25/58	3.668%	12,000,000	11,950,644
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	15,770,194	15,652,015
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	19,238,963	19,095,348
CMO Series 2014-RPL4 Class A2
08/25/62	3.729%	13,556,000	12,910,149
Series 2008-4R Class 3A4
01/26/38	2.684%	6,187,000	5,727,374
Series 2012-11 Class 3A2
06/29/47	1.170%	8,599,883	8,126,270
Series 2014-2R Class 18A1
01/27/37	3.000%	10,349,659	10,259,565
Series 2014-2R Class 19A1
05/27/36	3.000%	7,461,738	7,449,665
Credit Suisse Mortgage Capital Certificates (b)(j)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	3,000,000	3,010,173
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	4,000,000	4,009,164
Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	8,763,342
Credit Suisse Securities (USA) LLC (b)(c)(j)
02/25/54	3.078%	20,996,124	20,627,714
Credit Suisse Securities (USA) LLC (b)(j)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	7,936,210	7,750,816
CMO Series 2014-RPL1 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/25/54	3.958%	$2,250,000	$2,254,583
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (j)
04/25/33	5.500%	1,291,828	1,303,229
GCAT Series 2013-RP1 Class A1 (b)(c)(j)
06/25/18	3.500%	2,927,985	2,918,324
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(c)(j)
11/26/36	0.330%	7,742,436	7,224,329
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)(j)
04/26/37	4.500%	695,202	695,878
Jefferies Resecuritization Trust Series 2014-1A1 Class R1 (b)(j)
12/27/37	4.000%	2,623,090	2,622,812
LSTAR Securities Investment Trust CMO Series 2014-2 Class A (b)(c)(j)
12/01/21	2.170%	6,822,760	6,720,129
NRPL Trust Series 2014-1A Class A1 (b)(c)(j)
05/25/48	3.250%	10,172,402	10,172,402
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)(j)
07/26/35	2.521%	4,923,000	4,771,357
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(c)(j)
12/25/59	6.000%	6,000,000	6,193,557
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)(j)
04/25/54	3.875%	5,906,502	5,915,437
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $294,826,640)			$296,311,750

Commercial Mortgage-Backed Securities - Non-Agency 6.0%
American Homes 4 Rent Trust (b)(j)
Series 2014-SFR2 Class E
10/17/36	6.231%	4,500,000	4,720,307
Series 2014-SFR3 Class E
12/17/36	6.418%	10,500,000	11,161,063
American Homes 4 Rent Series 2014-F Class SFR1 (b)(c)(j)
06/17/31	3.500%	2,000,000	1,937,218
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)(j)
07/05/33	4.691%	4,500,000	4,645,917

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)(j)
09/15/26	3.667%	$8,054,000	$8,084,203
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class B (b)(c)(j)
10/26/44	2.418%	3,900,000	3,626,734
Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18 Class A4 (c)(j)
02/13/42	4.933%	19,532	19,515
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4 (c)(j)
12/11/49	5.366%	4,250,000	4,459,402
Commercial Mortgage Trust Series 2013-RIA4 Class A (b)(c)(j)
11/27/28	6.000%	6,650,000	6,741,138
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(j)
08/10/45	5.796%	17,621,500	18,181,846
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (j)
05/15/47	5.372%	3,100,000	3,233,753
ORES NPL LLC (b)(j)
Series 2013-LV2 Class A
09/25/25	3.081%	13,766,755	13,766,755
Series 2014-LV3 Class A
03/27/24	3.000%	8,850,042	8,850,166
Series 2014-LV3 Class B
03/27/24	6.000%	6,300,000	6,294,607
Rialto Real Estate Fund LLC (b)(j)
Series 2014-LT6 Class A
09/15/24	2.750%	4,747,497	4,748,471
Series 2014-LT6 Class B
09/15/24	5.486%	6,375,000	6,394,017
Rialto Real Estate Fund LP Series 2014-LT5 Class A (b)(j)
05/15/24	2.850%	1,248,391	1,248,391
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(j)
08/15/39	5.556%	7,106	7,137
VFC LLC (b)(j)
Series 2014-2 Class A
07/20/30	2.750%	6,350,967	6,350,968
Series 2014-2 Class B
07/20/30	5.500%	6,400,000	6,399,533
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $119,532,219)			$120,871,141

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency 2.9%
A Voce CLO Ltd. Series 2014-1A Class C (b)(c)
07/15/26	3.753%	$7,200,000		$6,736,104
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	299,034		299,264
Ares CLO Ltd. Series 2014-32A Class C (b)(c)
11/15/25	4.445%	4,000,000		3,906,768
Bayview Opportunity Master Fund IIIB Trust Series 2014-11RP Class A (b)(c)
06/28/19	3.228%	7,475,427		7,469,490
GCAT LLC Series 2014-2 Class A1 (b)(c)
10/25/19	3.721%	7,247,616		7,221,184
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%	1,184,443		1,213,112
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(c)(h)
07/25/18	4.250%	6,379,955		6,408,665
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (b)(c)
07/20/26	3.357%	7,650,000		7,494,384
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(c)
11/22/25	4.191%	5,500,000		5,245,174
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	6,801,143		6,742,918
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(c)
07/14/26	3.853%	5,000,000		4,743,640
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	1,716,857		1,714,916
Total Asset-Backed Securities - Non-Agency (Cost: $59,676,011)				$59,195,619

Inflation-Indexed Bonds(a) 3.2%
Brazil 0.2%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	713,454	2,754,037
08/15/30	6.000%	BRL	252,998	967,341
Total				3,721,378
Italy 0.1%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	1,606,436	2,289,545

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
United States 2.4%
U.S. Treasury Inflation-Indexed Bond (t)
01/15/23	0.125%		$20,025,394	$20,271,025
U.S. Treasury Inflation-Indexed Bond
01/15/24	0.625%		13,176,588	13,882,774
02/15/43	0.625%		13,850,328	14,179,274
Total				48,333,073
Uruguay 0.5%
Uruguay Government International Bond
04/05/27	4.250%	UYU	114,740,698	4,753,683
Senior Unsecured
09/14/18	5.000%	UYU	2,294,637	96,271
12/15/28	4.375%	UYU	105,669,239	4,408,614
Total				9,258,568
Total Inflation-Indexed Bonds (Cost: $63,921,400)				$63,602,564

Foreign Government Obligations(a)(l) 16.8%
Argentina 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		1,894,419	1,823,378
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		240,000	230,400
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,346,000	2,205,240
Total				4,259,018
Brazil 0.6%
Brazilian Government International Bond
08/17/40	11.000%		2,700,000	2,855,925
Senior Unsecured
01/05/24	8.500%	BRL	5,217,000	1,817,906
01/20/34	8.250%		2,460,000	3,397,383
Petrobras International Finance Co. SA
01/27/21	5.375%		3,900,000	3,491,962
01/20/40	6.875%		1,400,000	1,176,000
Total				12,739,176
Chile 0.1%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	685,500,000	1,150,603
Empresa Nacional del Petroleo Senior Unsecured (b)
07/08/19	6.250%		600,000	670,500
Total				1,821,103

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Colombia 1.0%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	$200,000,000	$100,738
Colombia Government International Bond
Senior Unsecured
04/14/21	7.750%	COP	9,150,000,000	4,178,625
06/28/27	9.850%	COP	1,962,000,000	1,072,185
01/18/41	6.125%		4,200,000	5,057,420
Corporación Andina de Fomento
06/15/22	4.375%		1,150,000	1,273,404
Ecopetrol SA
Senior Unsecured
07/23/19	7.625%		655,000	763,075
01/16/25	4.125%		1,200,000	1,127,820
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,700,000,000	752,827
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
07/29/19	7.625%		100,000	117,520
02/01/21	8.375%	COP	11,464,000,000	4,984,961
09/10/24	7.625%	COP	1,216,000,000	500,454
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		615,000	647,120
Total				20,576,149
Croatia 0.2%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%		3,192,000	3,500,826
Dominican Republic 0.9%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		2,750,000	2,706,137
Dominican Republic International Bond
Senior Unsecured
02/10/23	14.500%	DOP	25,000,000	629,766
Dominican Republic International Bond (b)
02/22/19	12.000%	DOP	31,000,000	717,621
07/05/19	15.000%	DOP	101,000,000	2,575,404
01/08/21	14.000%	DOP	79,470,000	1,963,992
Senior Unsecured
05/06/21	7.500%		1,022,000	1,141,979
04/20/27	8.625%		2,900,000	3,422,000
04/30/44	7.450%		3,900,000	4,260,750
Total				17,417,649
El Salvador 0.1%
El Salvador Government International Bond (b)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
El Salvador (continued)
06/15/35	7.650%		$490,000	$531,038
02/01/41	7.625%		1,500,000	1,612,500
Total				2,143,538
Georgia 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		4,839,000	5,093,048
Ghana 0.1%
Republic of Ghana (b)
08/07/23	7.875%		934,307	817,519
01/18/26	8.125%		800,000	692,000
Total				1,509,519
Guatemala 0.3%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%		4,500,000	5,017,500
02/13/28	4.875%		1,352,000	1,412,840
Total				6,430,340
Hungary 0.7%
Hungary Government International Bond
Senior Unsecured
11/22/23	5.750%		5,382,000	6,240,590
03/25/24	5.375%		2,950,000	3,344,562
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		2,111,000	2,248,215
Government Guaranteed
01/30/20	4.000%		1,579,000	1,590,843
Total				13,424,210
Indonesia 2.5%
Indonesia Government International Bond (b)
Senior Unsecured
03/13/20	5.875%		11,125,000	12,550,224
04/25/22	3.750%		1,200,000	1,212,000
Indonesia Treasury Bond
Senior Unsecured
04/15/19	7.875%	IDR	9,000,000,000	737,123
09/15/19	11.500%	IDR	36,600,000,000	3,409,355
11/15/20	11.000%	IDR	2,000,000,000	187,646
06/15/21	12.800%	IDR	17,200,000,000	1,756,321
03/15/24	8.375%	IDR	77,800,000,000	6,661,350
09/15/25	11.000%	IDR	16,500,000,000	1,673,771
05/15/27	7.000%	IDR	56,380,000,000	4,395,125
03/15/29	9.000%	IDR	16,350,000,000	1,490,764
Majapahit Holding BV (b)
01/20/20	7.750%		1,100,000	1,291,931
06/29/37	7.875%		2,780,000	3,464,575
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		1,600,000	1,653,280
05/20/23	4.300%		4,788,000	4,752,090

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Indonesia (continued)
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		$4,778,000	$5,165,518
Total				50,401,073
Italy 0.6%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	1,000,000	1,465,270
Senior Unsecured
05/01/21	3.750%	EUR	7,620,000	9,956,107
Total				11,421,377
Ivory Coast 0.1%
Ivory Coast Government International Bond (b)
Senior Unsecured
07/23/24	5.375%		700,000	659,750
Ivory Coast Government International Bond (c)
Senior Unsecured
12/31/32	5.750%		934,000	878,147
Total				1,537,897
Kazakhstan 0.4%
KazMunayGas National Co. JSC (b)
11/07/44	6.000%		900,000	744,750
Senior Unsecured
07/02/18	9.125%		1,980,000	2,148,300
04/09/21	6.375%		500,000	491,250
04/30/23	4.400%		4,287,000	3,751,125
Total				7,135,425
Macedonia —%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	557,000	634,129
Malaysia 0.1%
Malaysia Government Bond Senior Unsecured
10/31/19	3.654%	MYR	10,600,000	2,919,543
Mexico 2.4%
Mexican Bonos
06/16/16	6.250%	MXN	29,600,000	2,049,271
06/11/20	8.000%	MXN	86,530,000	6,658,200
06/10/21	6.500%	MXN	50,000	3,616
06/09/22	6.500%	MXN	88,200,000	6,400,292
12/05/24	10.000%	MXN	44,000,000	3,998,054
06/03/27	7.500%	MXN	44,450,000	3,502,706
Senior Unsecured
11/23/34	7.750%	MXN	31,000,000	2,547,420
Mexico Government International Bond
Senior Unsecured
01/11/40	6.050%		2,350,000	3,002,125

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Mexico (continued)
01/23/46	4.600%		$1,800,000	$1,921,500
Pemex Finance Ltd.
(NPFGC)
08/15/17	10.610%		1,134,375	1,254,594
Senior Unsecured
11/15/18	9.150%		2,485,000	2,788,961
Pemex Project Funding Master Trust
01/21/21	5.500%		1,750,000	1,890,875
Petroleos Mexicanos
03/01/18	5.750%		2,870,000	3,103,905
05/03/19	8.000%		600,000	712,500
11/24/21	7.650%	MXN	26,200,000	1,894,750
09/12/24	7.190%	MXN	19,070,000	1,310,391
06/15/35	6.625%		870,000	998,151
06/02/41	6.500%		2,500,000	2,797,250
Petroleos Mexicanos (b)
01/23/26	4.500%		900,000	899,251
Total				47,733,812
Morocco 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		1,804,000	1,891,945
Netherlands 0.1%
Petrobras Global Finance BV
03/17/24	6.250%		1,226,000	1,107,483
Panama 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		1,200,338	1,218,343
Paraguay 0.1%
Republic of Paraguay (b)
08/11/44	6.100%		1,439,000	1,586,498
Peru 0.7%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		2,258,000	2,381,075
Peruvian Government International Bond
Senior Unsecured
08/12/26	8.200%	PEN	9,407,000	3,784,019
11/21/33	8.750%		2,508,000	3,981,450
Peruvian Government International Bond (b)
08/12/24	5.700%	PEN	2,500,000	832,966
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Peru (continued)
08/12/26	8.200%	PEN	$5,925,000	$2,383,364
Total				13,362,874
Philippines 0.2%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	65,000,000	1,573,358
03/30/26	5.500%		798,000	987,525
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,082,000	1,428,240
Total				3,989,123
Qatar 0.2%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,260,000	3,845,463
Republic of Namibia 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		3,192,000	3,431,400
Republic of the Congo —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		437,000	388,930
Romania 0.3%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		500,000	611,250
08/22/23	4.375%		5,312,000	5,750,240
Total				6,361,490
Russian Federation 1.0%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	121,600,000	1,393,241
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		4,800,000	3,432,000
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		2,813,000	2,714,545
03/07/22	6.510%		2,577,000	2,203,747
08/16/37	7.288%		300,000	256,590
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		300,000	247,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Russian Federation (continued)
Russian Foreign Bond - Eurobond Senior Unsecured (c)
03/31/30	7.500%		$10,224,550	$10,281,767
Total				20,529,390
Senegal —%
Senegal Government International Bond (b)
07/30/24	6.250%		505,000	505,000
Serbia 0.1%
Republic of Serbia (b)
12/03/18	5.875%		1,735,000	1,839,100
South Africa 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		600,000	636,750
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,100,000	1,078,000
Total				1,714,750
South Korea 0.4%
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	8,000,000,000	630,861
Korea Monetary Stabilization Bond
08/09/15	2.370%	KRW	9,200,000,000	8,429,814
Total				9,060,675
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		5,850,000	6,815,250
Turkey 1.5%
Export Credit Bank of Turkey Senior Unsecured (b)
09/23/21	5.000%		600,000	613,500
Turkey Government International Bond
02/17/45	6.625%		600,000	778,680
Senior Unsecured
03/30/21	5.625%		5,050,000	5,615,095
09/26/22	6.250%		1,300,000	1,510,951
03/23/23	3.250%		2,800,000	2,709,000
02/05/25	7.375%		11,580,000	14,761,026
03/17/36	6.875%		630,000	814,275
05/30/40	6.750%		1,500,000	1,949,760
01/14/41	6.000%		1,700,000	2,035,750
Total				30,788,037

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
Uruguay 0.1%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	$725,000	$1,036,750
Senior Unsecured PIK
01/15/33	7.875%	1,340,000	1,922,900
Total			2,959,650
Venezuela 0.6%
Petroleos de Venezuela SA
04/12/17	5.250%	14,120,000	5,230,401
11/17/21	9.000%	3,498,521	1,229,468
05/16/24	6.000%	3,300,804	1,039,753
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	14,104,800	4,689,846
Total			12,189,468
Zambia 0.2%
Zambia Government International Bond Senior Unsecured (b)
04/14/24	8.500%	3,174,000	3,349,205
Total Foreign Government Obligations (Cost: $358,623,336)			$337,631,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.3%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (e)(g)(m)
10/01/13	13.000%	2,820,000	1,409,972
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (m)
07/01/35	8.000%	4,920,000	4,114,202
Total Municipal Bonds (Cost: $7,399,188)			$5,524,174

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.6%
Aerospace & Defense 0.1%
Doncasters US Finance LLC Tranche B Term Loan (c)(n)
04/09/20	4.500%	$1,007,076	$995,122
TASC, Inc. 1st Lien Term Loan (c)(n)
05/22/20	6.500%	547,250	537,673
Total			1,532,795
Automotive 0.1%
Gates Global LLC Term Loan (c)(n)
07/05/21	4.250%	1,047,375	1,020,143
Navistar, Inc. Tranche B Term Loan (c)(n)
08/17/17	5.750%	348,750	348,750
Total			1,368,893
Brokerage/Asset Managers/Exchanges —%
USI, Inc. Term Loan (c)(n)
12/27/19	4.250%	808,577	793,417
Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(n)
04/29/19	6.250%	369,375	365,219
Roofing Supply Group LLC Term Loan (c)(n)
05/31/19	5.000%	235,438	228,375
Total			593,594
Cable and Satellite 0.2%
Encompass Digital Media, Inc. 1st Lien Tranche B Term Loan (c)(n)
06/06/21	5.500%	975,193	967,879
MCC Iowa LLC Tranche G Term Loan (c)(n)
01/20/20	4.000%	1,050,813	1,038,991
Mediacom Illinois LLC Tranche E Term Loan (c)(n)
10/23/17	3.140%	887,814	877,826
TWCC Holding Corp. 2nd Lien Term Loan (c)(n)
06/26/20	7.000%	625,000	580,988
Total			3,465,684

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.5%
American Pacific Corp. Term Loan (c)(n)
02/27/19	7.000%	$994,987	$986,281
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(n)
04/10/18	6.750%	781,910	664,623
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(n)
02/01/20	3.750%	960,329	939,922
HII Holding Corp. 2nd Lien Term Loan (c)(n)
12/21/20	9.500%	1,350,000	1,346,625
Kronos Worldwide, Inc. Term Loan (c)(n)
02/18/20	4.750%	992,500	992,500
MacDermid, Inc. Tranche B 1st Lien Term Loan (c)(n)
06/07/20	4.000%	997,468	993,728
Nexeo Solutions LLC Term Loan (c)(n)
09/08/17	5.000%	904,443	860,731
Oxea Finance & Cy SCA 2nd Lien Term Loan (c)(n)
07/15/20	8.250%	425,000	396,313
Polymer Group, Inc. Term Loan (c)(n)
12/19/19	5.250%	992,481	983,797
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (c)(n)
07/31/21	4.250%	249,375	241,505
Univar, Inc. Tranche B Term Loan (c)(n)
06/30/17	5.000%	2,436,924	2,347,440
Total			10,753,465
Consumer Cyclical Services 0.2%
Creative Artists Agency LLC Term Loan (c)(n)
12/17/21	5.500%	275,000	273,969
Pre-Paid Legal Services, Inc. Term Loan (c)(n)
07/01/19	6.250%	341,129	336,722
Quikrete Holdings, Inc. 1st Lien Term Loan (c)(n)
09/28/20	4.000%	950,096	937,032
Sabre GLBL, Inc. Tranche B Term Loan (c)(n)
02/19/19	4.000%	623,764	613,889

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
ServiceMaster Co. LLC (The) Term Loan (c)(n)
07/01/21	4.250%	$997,500	$984,094
Weight Watchers International, Inc. Tranche B-2 Term Loan (c)(n)
04/02/20	4.000%	1,375,500	922,451
Total			4,068,157
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(n)
04/30/18	6.750%	1,193,985	1,111,899
Fender Musical Instruments Corp. Term Loan (c)(n)
04/03/19	5.750%	313,438	311,347
Party City Holdings, Inc. Term Loan (c)(n)
07/27/19	4.000%	1,417,592	1,385,469
Varsity Brands Tranche B Term Loan (c)(n)
12/10/21	6.000%	225,000	226,125
Total			3,034,840
Diversified Manufacturing 0.2%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(n)
12/13/19	4.000%	1,327,291	1,240,194
Allflex Holdings III, Inc. (c)(n)
1st Lien Term Loan
07/17/20	4.250%	1,036,875	1,023,914
2nd Lien Term Loan
07/19/21	8.000%	250,000	245,625
Apex Tool Group LLC Term Loan (c)(n)
01/31/20	4.500%	881,788	856,066
Filtration Group Corp. 1st Lien Term Loan (c)(n)
11/20/20	4.500%	1,119,152	1,110,758
William Morris Endeavor Entertainment LLC (c)(n)
1st Lien Term Loan
05/06/21	5.250%	273,625	266,327
2nd Lien Term Loan
05/06/22	8.250%	250,000	237,708
Total			4,980,592
Electric 0.3%
Calpine Corp. (c)(n)
Term Loan
04/01/18	4.000%	626,771	622,070
04/01/18	4.000%	241,250	239,441

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
EquiPower Resources Holdings LLC (c)(n)
1st Lien Tranche B Term Loan
12/21/18	4.250%	$276,177	$274,382
1st Lien Tranche C Term Loan
12/31/19	4.250%	812,630	807,348
Essential Power LLC Term Loan (c)(n)
08/08/19	4.750%	447,603	440,329
NRG Energy, Inc. Term Loan (c)(n)
07/01/18	2.750%	627,449	620,321
TPF Generation Holdings LLC Term Loan (c)(n)
12/31/17	4.750%	742,462	675,641
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(n)
04/25/15	4.661%	1,345,945	834,203
Viva Alamo LLC Term Loan (c)(n)
02/22/21	5.250%	498,745	490,017
Windsor Financing LLC Tranche B Term Loan (c)(n)
12/05/17	6.250%	312,122	312,122
Total			5,315,874
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (c)(n)
10/09/19	3.750%	923,083	895,391
STI Infrastructure SARL Term Loan (c)(n)
08/22/20	6.250%	497,481	487,531
Waste Industries U.S.A., Inc. Tranche B Term Loan (c)(n)
03/17/17	4.000%	637,000	633,019
Total			2,015,941
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(n)
07/10/17	5.750%	1,960,000	1,941,008
Arysta LifeScience SPC LLC 2nd Lien Term Loan (c)(n)
11/30/20	8.250%	425,000	422,696
Big Heart Pet Brands Term Loan (c)(n)
03/09/20	3.500%	675,918	648,246

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Performance Food Group, Inc. 2nd Lien Term Loan (c)(n)
11/14/19	6.250%	$1,108,125	$1,084,577
Total			4,096,527
Gaming 0.2%
CCM Merger, Inc. Term Loan (c)(n)
08/06/21	4.500%	390,837	388,640
Cannery Casino Resorts LLC 2nd Lien Term Loan (c)(n)
10/02/19	10.000%	250,000	188,000
Peppermill Casinos, Inc. Tranche B Term Loan (c)(n)
11/09/18	7.250%	1,004,446	1,005,079
ROC Finance LLC Tranche B Term Loan (c)(n)
06/20/19	5.000%	1,036,875	964,294
Scientific Games International, Inc. Tranche B2 Term Loan (c)(n)
10/01/21	6.000%	1,000,000	985,970
Stockbridge/SBE Holdings Tranche B Term Loan (c)(n)
05/02/17	13.000%	150,000	136,500
Total			3,668,483
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (c)(n)
06/30/17	4.250%	1,019,444	1,017,915
Alliance HealthCare Services, Inc. Term Loan (c)(n)
06/03/19	4.250%	541,752	533,626
CHS/Community Health Systems, Inc. (c)(n)
Tranche D Term Loan
01/27/21	4.250%	755,746	754,877
Tranche E Term Loan
01/25/17	3.486%	283,547	281,774
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(n)
06/24/21	3.500%	621,875	618,442
IASIS Healthcare LLC Tranche B-2 Term Loan (c)(n)
05/03/18	4.500%	828,670	827,220
Onex Carestream Finance LP 1st Lien Term Loan (c)(n)
06/07/19	5.000%	583,753	582,113

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Quintiles Transnational Corp. Term B-3 Term Loan (c)(n)
06/08/18	3.750%	$931,406	$920,928
Total			5,536,895
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (c)(n)
09/25/18	5.000%	1,425,000	883,244
Templar Energy LLC 2nd Lien Term Loan (c)(n)
11/25/20	8.500%	1,000,000	610,000
Total			1,493,244
Leisure 0.2%
24 Hour Fitness Worldwide, Inc. Term Loan (c)(n)
05/28/21	4.750%	447,750	432,303
Lions Gate Entertainment Term Loan (c)(n)
07/19/20	5.000%	1,000,000	997,500
Zuffa LLC Term Loan (c)(n)
02/25/20	3.750%	1,739,511	1,674,279
Total			3,104,082
Media and Entertainment 0.3%
Clear Channel Communications, Inc. Tranche D Term Loan (c)(n)
01/30/19	6.921%	1,128,407	1,050,694
Getty Images, Inc. Term Loan (c)(n)
10/18/19	4.750%	1,960,000	1,769,644
Granite Broadcasting 1st Lien Tranche B Term Loan (c)(n)
05/23/18	6.750%	167,591	166,125
ION Media Networks, Inc. Tranche B1 Term Loan (c)(n)
12/18/20	4.750%	600,000	593,502
Learfield Communications, Inc. 1st Lien Term Loan (c)(n)
10/09/20	4.500%	1,584,040	1,579,098
Radio One, Inc. Term Loan (c)(n)
03/31/16	7.500%	714,242	711,563

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Univision Communications, Inc. Term Loan (c)(n)
03/01/20	4.000%	$1,080,647	$1,063,670
Total			6,934,296
Metals 0.1%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(n)
06/30/19	3.750%	1,054,800	922,950
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(n)
02/28/19	5.750%	294,697	277,997
Total			1,200,947
Midstream —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (c)(n)
04/04/18	6.250%	118,788	106,909
Oil Field Services 0.1%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (c)(n)
03/31/21	6.000%	879,890	677,691
Fieldwood Energy LLC 2nd Lien Term Loan (c)(n)
09/30/20	8.375%	1,000,000	597,000
Total			1,274,691
Other Financial Institutions —%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (c)(n)
07/10/20	4.000%	278,977	273,660
IG Investments Holdings LLC Tranche B Term Loan (c)(n)
10/31/21	6.000%	539,000	534,957
Total			808,617
Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan (c)(e)(f)(g)(h)(n)
12/30/14	0.000%	117,345	—
Harland Clarke Holdings Corp. Tranche B-3 Term Loan (c)(n)
05/22/18	7.000%	433,125	435,290
Sensus U.S.A., Inc. (c)(n)
1st Lien Term Loan
05/09/17	4.500%	987,214	963,768

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
2nd Lien Term Loan
05/09/18	8.500%	$725,000	$692,375
Total			2,091,433
Packaging —%
Ranpak Corp. 1st Lien Term Loan (c)(n)
10/01/21	4.750%	997,500	994,388
Paper —%
Caraustar Industries, Inc. Term Loan (c)(n)
05/01/19	7.500%	848,156	822,712
Pharmaceuticals 0.1%
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (c)(n)
09/30/19	4.000%	432,828	424,894
Valeant Pharmaceuticals International, Inc. (c)(n)
Tranche B-C2 Term Loan
12/11/19	3.500%	618,275	613,508
Tranche B-D2 Term Loan
02/13/19	3.500%	318,518	316,181
Total			1,354,583
Property & Casualty 0.1%
Alliant Holdings I LLC Term Loan (c)(n)
12/20/19	4.250%	1,478,931	1,464,600
Asurion LLC Tranche B-1 Term Loan (c)(n)
05/24/19	5.000%	1,123,714	1,115,287
Total			2,579,887
Retailers 0.6%
Academy Ltd. Term Loan (c)(n)
08/03/18	4.500%	1,750,482	1,732,977
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(n)
09/26/19	4.500%	1,176,142	1,156,536
David’s Bridal, Inc. Term Loan (c)(n)
10/11/19	5.250%	1,218,194	1,148,147
Hudson’s Bay Co. 1st Lien Term Loan (c)(n)
11/04/20	4.750%	351,351	351,703

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
J. Crew Group, Inc. Term Loan (c)(n)
03/05/21	4.000%	$1,480,759	$1,337,495
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(n)
03/16/18	4.000%	966,230	941,272
Leslie’s Poolmart, Inc. Tranche B Term Loan (c)(n)
10/16/19	4.250%	992,387	965,722
Neiman Marcus Group, Inc. (The) Term Loan (c)(n)
10/25/20	4.250%	342,768	331,957
PetCo Animal Supplies, Inc. Term Loan (c)(n)
11/24/17	4.000%	1,350,384	1,335,192
Pilot Travel Centers LLC Tranche B Term Loan (c)(n)
10/01/21	4.250%	573,562	574,876
Rite Aid Corp. (c)(n)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	750,000	751,410
2nd Lien Tranche 2 Term Loan
06/21/21	4.875%	200,000	199,876
Sports Authority, Inc. (The) Tranche B Term Loan (c)(n)
11/16/17	7.500%	948,449	807,766
Total			11,634,929
Supermarkets 0.1%
Albertson’s LLC Tranche B-2 Term Loan (c)(n)
03/21/19	5.375%	1,042,765	1,039,177
Sprouts Farmers Markets Holdings LLC Term Loan (c)(n)
04/23/20	4.000%	417,053	415,490
Total			1,454,667
Technology 0.2%
Avago Technologies Ltd. Term Loan (c)(n)
05/06/21	3.750%	597,000	595,657
BMC Software Finance, Inc. Term Loan (c)(n)
09/10/20	5.000%	997,481	966,310
Blue Coat Systems, Inc. Term Loan (c)(n)
05/31/19	4.000%	861,878	842,486

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Greeneden U.S. Holdings II LLC Term Loan (c)(n)
02/08/20	4.000%	$308,786	$302,224
Infogroup, Inc. Tranche B Term Loan (c)(n)
05/26/18	7.500%	675,000	615,937
Micro Focus US, Inc. Tranche B Term Loan (c)(n)
11/19/21	5.250%	275,000	265,147
RP Crown Parent LLC 1st Lien Term Loan (c)(n)
12/21/18	6.000%	1,034,180	980,744
TransUnion LLC Term Loan (c)(n)
04/09/21	4.000%	347,375	342,251
Verint Systems, Inc. Tranche B Term Loan (c)(n)
09/06/19	3.500%	82,830	82,270
Total			4,993,026
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (c)(n)
09/22/19	7.500%	466,688	463,771
Hertz Corp. (The) Letter of Credit (c)(n)
03/11/18	3.750%	500,000	496,250
Total			960,021
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(n)
10/21/16	6.250%	663,948	657,932
Total Senior Loans (Cost: $98,371,378)			$93,691,521

Issuer	Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	$90,380
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.	5,526	171,701

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 0.1%
Cengage Learning, Inc.	7,982	$179,994
Media News Group (o)	2,495	96,057
Tribune Media Co. (o)	1,338	78,795
Tribune Publishing Co. (o)	334	7,014
Total		361,860
TOTAL CONSUMER DISCRETIONARY		623,941
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	301,017
Metals & Mining —%
Aleris International, Inc. (o)	3,721	145,119
TOTAL MATERIALS		446,136

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (o)	478	$12,442
TOTAL TELECOMMUNICATION SERVICES		12,442
Total Common Stocks (Cost: $820,659)		$1,082,519

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.118% (p)(q)	80,535,297	$80,535,297
Total Money Market Funds (Cost: $80,535,297)		$80,535,297
Total Investments
(Cost: $2,163,704,233) (r)		$2,144,220,042(s)
Other Assets & Liabilities, Net		(133,012,012)
Net Assets		$2,011,208,030

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	02/20/2015	153,374,000 RUB	2,328,788 USD	124,052	—
Citigroup Global Markets Inc.	03/02/2015	16,830,000 EUR	18,868,483 USD	—	(153,648)
Deutsche Bank	02/12/2015	3,825,443 USD	8,880,000 TRY	—	(202,235)
HSBC Securities (USA), Inc.	02/12/2015	760,000,000 JPY	6,354,834 USD	—	(117,676)
HSBC Securities (USA), Inc.	02/20/2015	143,481 USD	10,180,000 RUB	2,855	—
J.P. Morgan Securities, Inc.	02/09/2015	590,000 SGD	441,781 USD	5,710	—
Standard Chartered Bank	02/17/2015	12,004,000 PEN	4,006,007 USD	94,703	—
UBS Securities	02/23/2015	85,908,000 EUR	101,176,858 USD	4,084,826	—
Total				4,312,146	(473,559)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $13,209,046 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BTP (ITALY GOVT)	739	EUR	115,398,291	03/2015	760,303	—
US 2YR NOTE	937	USD	205,920,395	03/2015	750,713	—
US 5YR NOTE	3,221	USD	390,848,219	03/2015	3,851,747	—
US ULTRA T-BOND	135	USD	24,156,563	03/2015	1,770,790	—
Total			736,323,468		7,133,553	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	(54)	EUR	(10,275,765)	03/2015	—	(1,317,595)
EURO-BUND	(581)	EUR	(104,644,287)	03/2015	—	(1,649,536)
US 10YR NOTE	(4,112)	USD	(538,158,000)	03/2015	—	(19,283,348)
US LONG BOND	(912)	USD	(137,968,500)	03/2015	—	(9,728,934)
Total			(791,046,552)		—	(31,979,413)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $8,072,666 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.662%	61,985,000	249,740	344,361	594,101	—
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.662%	92,000,000	1,304,993	511,111	1,816,104	—
Total								2,410,205	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $6,277,865 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.551	09/04/2024	USD	190,000,000	(1,610)	—	(15,014,084)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $935,614,997 or 46.52% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $2,482,630, which represents 0.12% of net assets.

(f)	Negligible market value.
(g)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $1,409,972, which represents 0.07% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 – 01-12-2015	77,506
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	10-04-2004	2,820,000
Six Flags, Inc., Escrow
06/01/44 0.000%	05-07-2010	—

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $6,408,665, which represents 0.32% of net assets.

(i)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
02/12/45 3.000%	43,000,000	12/11/14	43,883,125	44,461,665

(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)	Principal and interest may not be guaranteed by the government.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $5,524,174 or 0.27% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)	Non-income producing.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	106,858,518	213,411,616	(239,734,837)	80,535,297	22,287	80,535,297

(q)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(r)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $2,163,704,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$55,919,000
Unrealized Depreciation	(75,403,000)
Net Unrealized Depreciation	$(19,484,000)

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(t)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in derivatives section of the Portfolio of Investments.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	26,363,211	650,342		27,013,553
Leisure	—	10,578,156	—	(a)	10,578,156
All Other Industries	—	785,871,456	—		785,871,456
Residential Mortgage-Backed Securities - Agency	—	262,310,386	—		262,310,386
Residential Mortgage-Backed Securities - Non-Agency	—	256,537,502	39,774,248		296,311,750
Commercial Mortgage-Backed Securities - Non-Agency	—	120,871,141	—		120,871,141
Asset-Backed Securities - Non-Agency	—	52,786,954	6,408,665		59,195,619
Inflation-Indexed Bonds	—	63,602,564	—		63,602,564
Foreign Government Obligations	—	332,374,889	5,257,017		337,631,906
Municipal Bonds	—	5,524,174	—		5,524,174
Total Bonds	—	1,916,820,433	52,090,272		1,968,910,705
Senior Loans
Building Materials	—	365,219	228,375		593,594
Cable and Satellite	—	2,497,805	967,879		3,465,684
Chemicals	—	8,742,217	2,011,248		10,753,465
Electric	—	3,887,782	1,428,092		5,315,874
Environmental	—	1,528,410	487,531		2,015,941
Gaming	—	3,531,983	136,500		3,668,483
Leisure	—	2,106,582	997,500		3,104,082
Media and Entertainment	—	5,355,198	1,579,098		6,934,296
Midstream	—	—	106,909		106,909
Other Industry	—	1,399,058	692,375		2,091,433
Paper	—	—	822,712		822,712
Transportation Services	—	463,771	496,250		960,021
All Other Industries	—	53,859,027	—		53,859,027
Total Senior Loans	—	83,737,052	9,954,469		93,691,521
Equity Securities
Common Stocks
Consumer Discretionary	176,189	351,695	96,057		623,941
Materials	301,017	—	145,119		446,136
Telecommunication Services	12,442	—	—		12,442
Total Equity Securities	489,648	351,695	241,176		1,082,519
Mutual Funds
Money Market Funds	80,535,297	—	—		80,535,297
Total Mutual Funds	80,535,297	—	—		80,535,297
Investments in Securities	81,024,945	2,000,909,180	62,285,917		2,144,220,042
Forward Sale Commitments Liability	—	(44,461,665)	—		(44,461,665)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,312,146	—		4,312,146
Futures Contracts	7,133,553	—	—		7,133,553
Swap Contracts	—	2,410,205	—		2,410,205
Liabilities
Forward Foreign Currency Exchange Contracts	—	(473,559)	—		(473,559)
Futures Contracts	(31,979,413)	—	—		(31,979,413)
Swap Contracts	—	(15,014,084)	—		(15,014,084)
Total	56,179,085	1,947,682,223	62,285,917		2,066,147,225

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2014	3,032,329	50,787,423	8,240,849	6,009,113	14,137,318	275,470	82,482,502
Increase (decrease) in accrued discounts/premiums	117	(6,187)	(12,801)	(6,284)	1,218	—	(23,937)
Realized gain (loss)	—	—	—	24,415	16,851	(10,305)	30,961
Change in unrealized appreciation (depreciation)(a)	(47,688)	53,536	512	(126,223)	(232,112)	(7,863)	(359,838)
Sales	—	(979,324)	(1,819,895)	(644,004)	(3,553,368)	(16,126)	(7,012,717)
Purchases	—	13,191,000	—	—	—	—	13,191,000
Transfers into Level 3	—	—	—	—	3,672,412	—	3,672,412
Transfers out of Level 3	(2,334,416)	(23,272,200)	—	—	(4,087,850)	—	(29,694,466)
Balance as of January 31, 2015	650,342	39,774,248	6,408,665	5,257,017	9,954,469	241,176	62,285,917

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was ($265,841), which is comprised of Corporate Bonds & Notes of ($16,935), Residential Mortgage-Backed Securities — Non-Agency of $53,536, Asset-Backed Securities — Non-Agency of $512, Foreign Government Obligations of ($62,664), Senior Loans of ($222,211) and Common Stocks of ($18,079).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential and asset backed securities, foreign government obligations, senior loans, and equity securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015